JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

617-663-3000

August 27, 2012

Dear Variable Annuity and Variable Life Contract Owners:

A Special Meeting of Shareholders of John Hancock Variable Insurance Trust (“JHVIT”) will be held at 601 Congress Street, Boston, Massachusetts 02210, on October 4, 2012 at 10:00 a.m., Eastern Time (the “Meeting”). At the Meeting, shareholders of each of five series or funds of JHVIT — 500 Index Trust, American Blue Chip Income and Growth Trust, International Equity Index Trust A, International Opportunities Trust and Total Bond Market Trust A (each, an “Acquired Fund” and, together, the “Acquired Funds”) — will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of that Acquired Fund into the corresponding JHVIT fund listed below (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) (each, a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Acquiring Funds

500 Index Trust	—	500 Index Trust B

American Blue Chip Income and Growth Trust	—	American Growth-Income Trust

International Equity Index Trust A	—	International Equity Index Trust B

International Opportunities Trust	—	International Growth Stock Trust

Total Bond Market Trust A	—	Total Bond Market Trust B

Under the Plan and with respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Fund. The number of full and fractional shares of an Acquiring Fund received by a shareholder of an Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the

Reorganization. Holders of Series I, Series II, Series III and NAV shares of each Acquired Fund, as applicable, will receive Series I, Series II, Series III and NAV shares, respectively, of the corresponding Acquiring Fund in the Reorganization. For certain variable universal life insurance contracts that currently invest in Series I shares of 500 Index Trust, it is expected that, after the Reorganization, John Hancock Life Insurance Company (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) will replace such Series I shares issued by 500 Index Trust B with NAV shares having an equal value. Furthermore, for certain variable annuity insurance contracts that currently invest in Series II shares of American Blue Chip Income and Growth Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by American Growth-Income Trust with Series I shares having an equal value. Likewise, for certain variable annuity insurance contracts that currently invest in Series II shares of International Equity Index Trust A, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by International Equity Index Trust B with NAV shares having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. If approved by shareholders of the Acquired Funds, each Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on November 2, 2012.

The Board of Trustees of JHVIT (the “Board”) has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a more consistent long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the corresponding Acquired Fund. Each Acquiring Fund has investment objectives and principal investment strategies that are similar or identical to those of the corresponding Acquired Fund.

The value of your investment will not be affected by the applicable Reorganization. Furthermore, the Reorganizations are not expected to be taxable events for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of the Acquired Funds. Except for the Reorganization involving International Opportunities Trust, the expenses of which will be borne by the Acquired and Acquiring Funds based on relative asset levels as of April 30, 2012, the expenses of the Reorganizations will in each case be borne solely by the Acquired Fund.

* * *

Although you are not a shareholder of JHVIT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable

2

life insurance contracts issued by John Hancock USA and John Hancock NY are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of JHVIT’s funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Acquired Funds attributable to your contracts as of August 6, 2012, the record date for the Meeting. John Hancock USA and John Hancock NY will vote all shares of each Acquired Fund owned by such companies and attributed to such contracts in proportion to the timely voting instructions with respect to that fund received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus for JHVIT, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

The Board has unanimously voted in favor of each proposed Reorganization and recommends that you give voting instructions for its approval, as applicable.

In order for shares to be voted at the Meeting based on your instructions, we urge you to read the Proxy Statement/Prospectus and then complete and mail your Voting Instructions Form in the enclosed postage-paid envelope, allowing sufficient time for its receipt by October 3, 2012. To give voting instructions by touch-tone telephone or via the Internet, follow the instructions on the Voting Instructions Form.

If you have any questions regarding any Reorganization, please call one of the following numbers:

For John Hancock USA variable annuity contracts:	(800) 344-1029

For John Hancock USA variable life contracts:	(800) 827-4546

For John Hancock NY variable annuity contracts:	(800) 551-2078

For John Hancock NY variable life contracts:	(888) 267-7784

Sincerely,

/s/ Thomas M. Kinzler
Thomas M. Kinzler Secretary John Hancock Variable Insurance Trust

3

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

617-663-3000

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of 500 Index Trust, American Blue Chip Income and Growth Trust, International Equity Index Trust A, International Opportunities Trust and Total Bond Market Trust A:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of 500 Index Trust, American Blue Chip Income and Growth Trust, International Equity Index Trust A, International Opportunities Trust and Total Bond Market Trust A (each, an “Acquired Fund” and, together, the “Acquired Funds”), each a separate series or fund of John Hancock Variable Insurance Trust (“JHVIT”), will be held at 601 Congress Street, Boston, Massachusetts 02210, on October 4, 2012 at 10:00 a.m., Eastern Time. A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice.

Proposal 1	Approval of Agreement and Plan of Reorganization providing for the reorganization of 500 Index Trust into 500 Index Trust B. (Only shareholders of 500 Index Trust will vote on Proposal 1)

Proposal 2	Approval of Agreement and Plan of Reorganization providing for the reorganization of American Blue Chip Income and Growth Trust into American Growth-Income Trust. (Only shareholders of American Blue Chip Income and Growth Trust will vote on Proposal 2)

Proposal 3	Approval of Agreement and Plan of Reorganization providing for the reorganization of International Equity Index Trust A into International Equity Index Trust B. (Only shareholders of International Equity Index Trust A will vote on Proposal 3)

Proposal 4	Approval of Agreement and Plan of Reorganization providing for the reorganization of International Opportunities Trust into International Growth Stock Trust. (Only shareholders of International Opportunities Trust will vote on Proposal 4)

Proposal 5	Approval of Agreement and Plan of Reorganization providing for the reorganization of Total Bond Market Trust A into Total Bond Market Trust B. (Only shareholders of Total Bond Market Trust A will vote on Proposal 5)

Any other business that may properly come before the Meeting.

The Board of Trustees of JHVIT recommends that shareholders vote FOR each Proposal, as applicable.

Approval of each proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the applicable Acquired Fund. Each shareholder of record at the close of business on August 6, 2012 is entitled to receive notice of and to vote at the Meeting.

Sincerely yours,

/s/ Thomas M. Kinzler
Thomas M. Kinzler Secretary August 27, 2012 Boston, Massachusetts

2

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street,

Boston, Massachusetts 02210-2805,

617-663-3000

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (“JHVIT”) of proxies to be used at a Special Meeting of Shareholders of JHVIT to be held at 601 Congress Street, Boston, Massachusetts 02210, on October 4, 2012, at 10:00 a.m., Eastern Time (the “Meeting”).

At the Meeting, shareholders of each of five series or funds of JHVIT listed below (each, an “Acquired Fund” and, together, the “Acquired Funds”) will separately be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of the Acquired Funds into their corresponding JHVIT funds listed below (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) (each a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Acquiring Funds

500 Index Trust	—	500 Index Trust B

American Blue Chip Income and Growth Trust	—	American Growth-Income Trust

International Equity Index Trust A	—	International Equity Index Trust B

International Opportunities Trust	—	International Growth Stock Trust

Total Bond Market Trust A	—	Total Bond Market Trust B

This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganizations. Please read it carefully and retain it for future reference.

JHVIT’s Annual Report to Shareholders contains additional information about the investments of the Acquired and Acquiring Funds. For additional information regarding the Acquired and Acquiring Funds, see the JHVIT Prospectus dated April 30, 2012, as supplemented (File Nos. 2-94157 and 811-04146), which is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to those funds. A Statement of Additional Information dated August 27, 2012 (File No. 333-182611) (the “SAI”) relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (the “SEC”) and also is incorporated by reference into this Proxy Statement/Prospectus. The SAI incorporates by reference the Statements of Additional Information of JHVIT dated April 30, 2012, as supplemented (the “JHVIT SAIs”), insofar as they relate to the

Acquired and Acquiring Funds. Copies of the reports and the SAI, which will be accompanied by copies of the JHVIT SAIs, may be obtained without charge by writing to JHVIT at the address stated above or by calling the appropriate toll free number listed below. For purposes of this Proxy Statement/Prospectus, references to information found or included in the SAI include information found or included in the JHVIT SAIs. Contract holders having any questions regarding any Reorganization should call the appropriate toll free number listed below:

For John Hancock USA variable annuity contracts:	(800) 344-1029

For John Hancock USA variable life contracts:	(800) 827-4546

For John Hancock NY variable annuity contracts:	(800) 551-2078

For John Hancock NY variable life contracts:	(888) 267-7784

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Proxy Statement/Prospectus is August 27, 2012.

Under the Plan and with respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of an Acquiring Fund issued in a Reorganization will equal the total value of the net assets of the corresponding Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) on the closing date of the Reorganization (the “Exchange Date”). Holders of Series I, Series II, Series III and NAV shares of each Acquired Fund, as applicable, will receive Series I, Series II, Series III and NAV shares, respectively, of the corresponding Acquiring Fund in the Reorganization. For certain variable universal life contracts that currently invest in Series I shares of 500 Index Trust, it is expected that, after the Reorganization, John Hancock Life Insurance Company (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”)

2

will replace such Series I shares issued by 500 Index Trust B with NAV shares having an equal value. Furthermore, for certain variable annuity insurance contracts that currently invest in Series II shares of American Blue Chip Income and Growth Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by American Growth-Income Trust with Series I shares having an equal value. Likewise, for certain variable annuity insurance contracts that currently invest in Series II shares of International Equity Index Trust A, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by International Equity Index Trust B with NAV shares having an equal value.

If approved by shareholders of an Acquired Fund, the Reorganization is expected to occur with respect to that fund as of the close of regularly scheduled trading on the NYSE on November 2, 2012. All share classes of each Acquired Fund will vote in the aggregate and not by class. The consummation of the Reorganization as to any Acquired Fund and its corresponding Acquiring Fund is not contingent upon the consummation of the Reorganization of any other Acquired Fund and its corresponding Acquiring Fund. The terms and conditions of each Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.

JHVIT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (information on the operation of this reference facility may be obtained by calling the SEC at 1-202-551-8090); at the Northeast Regional Office (3 World Financial Center, New York, NY 10281); and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, IL 60661). Such materials also are available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.

3

INTRODUCTION		1
OVERVIEW OF THE REORGANIZATIONS		3
Proposal 1	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF 500 INDEX TRUST INTO 500 INDEX TRUST B (Only shareholders of 500 Index Trust will vote on Proposal 1)	6
Proposal 2	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF AMERICAN BLUE CHIP INCOME AND GROWTH TRUST INTO AMERICAN GROWTH-INCOME TRUST (Only shareholders of American Blue Chip Income and Growth Trust will vote on Proposal 2)	16
Proposal 3	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF INTERNATIONAL EQUITY INDEX TRUST A INTO INTERNATIONAL EQUITY INDEX TRUST B (Only shareholders of International Equity Index Trust A will vote on Proposal 3)	24
Proposal 4	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF INTERNATIONAL OPPORTUNITIES TRUST INTO INTERNATIONAL GROWTH STOCK TRUST (Only shareholders of International Opportunities Trust will vote on Proposal 4)	34
Proposal 5	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF TOTAL BOND MARKET TRUST A INTO TOTAL BOND MARKET TRUST B (Only shareholders of Total Bond Market Trust A will vote on Proposal 5)	48
INFORMATION ABOUT THE REORGANIZATIONS		58
	Agreement and Plan of Reorganization	58
	Reasons for the Reorganizations	60
	Board Consideration of the Reorganizations	60
	Description of the Securities to Be Issued	64
	Other Matters Regarding Contract Holders of Series I and Series II Shares of Certain Funds	66
	Federal Income Tax Consequences	67
CAPITALIZATION		68
ADDITIONAL INFORMATION ABOUT THE FUNDS		73
	Principal Risks of Investing in the Funds	73

i

ii

INTRODUCTION

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of proxies to be used at the Meeting. The Board has designated August 6, 2012 as the record date for determining shareholders eligible to vote at the Meeting (the “Record Date”). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of JHVIT held.

JHVIT.    JHVIT is a Massachusetts business trust that is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. JHVIT currently offers 101 separate series or funds (each a “fund”), including the Acquired and Acquiring Funds. JHVIT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts (“variable contracts”), certain entities affiliated with the insurance companies, as permitted by applicable law, and other funds of JHVIT that operate as funds of funds. Shares of JHVIT may also be sold to unaffiliated insurance companies and their separate accounts and certain qualified pension and retirement plans but are not currently offered to such investors.

Investment Management.    John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”) serves as investment adviser to each of the Acquired and Acquiring Funds, except American Blue Chip Income and Growth Trust and American Growth-Income Trust. Pursuant to an Amended and Restated Advisory Agreement with JHVIT on behalf of each of the relevant Acquired and Acquiring Funds, except American Blue Chip Income and Growth Trust and American Growth-Income Trust, dated September 26, 2008 (the “Advisory Agreement”), JHIMS is responsible for, among other things, administering the business and affairs of each of those funds and selecting, contracting with, compensating and monitoring the performance of each investment subadviser that manages the investment of the assets of the respective funds pursuant to subadvisory agreements.

Neither American Blue Chip Income and Growth Trust (Acquired Fund) nor American Growth-Income Trust (Acquiring Fund) has an investment adviser, but invests solely in a master fund, Blue Chip Income and Growth Fund(sm) (the “Master Blue Chip Income and Growth Fund”) and Growth-Income Fund(sm) (the “Master Growth-Income Fund” and, collectively with Master Blue Chip Income and Growth Fund, the “master funds”), respectively. Each master fund is a series of American Funds Insurance Series and is managed by Capital Research and Management Company (“CRMC”). The address for CRMC is 333 South Hope Street, 55th Floor, Los Angeles, CA 90071.

Declaration Management & Research LLC (“Declaration”) serves as investment subadviser to Total Bond Market Trust A and Total Bond Market Trust B. The address for Declaration is 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858.

Invesco Advisers, Inc. (“Invesco”) serves as investment subadviser to International Opportunities Trust and International Growth Stock Trust. Prior to July 20, 2012, Marsico Capital Management, LLC (“Marsico”) served as investment subadviser to International Opportunities Trust. For further information concerning this change in subadviser, see the Information Statement dated August 3, 2012, available at http://http://www.johnhancock.com/XBRL/InternationalOpportunities.pdf or by calling the numbers listed on the first page of this Proxy Statement/Prospectus. The address for Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) serves as investment subadviser to 500 Index Trust and 500 Index Trust B. The address for John Hancock Asset Management (North America) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

SSgA Funds Management, Inc. (“SSgA FM”) serves as investment subadviser to International Equity Index Trust A and International Equity Index Trust B. SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111.

JHIMS, CRMC, and the subadvisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940, as amended.

JHIMS also provides to JHVIT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight, as well as services related to the office of the Chief Compliance Officer.

The Distributor.    John Hancock Distributors, LLC (“JH Distributors”) serves as JHVIT’s distributor.

The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210. Their ultimate parent entity (and the ultimate parent entity of Declaration and John Hancock Asset Management (North America)) is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the United States.

OVERVIEW OF THE REORGANIZATIONS

At its meeting held on June 26-28, 2012, the Board, including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of JHVIT, the Adviser, the subadvisers or JH Distributors (the “Independent Trustees”), approved the Plan providing for the Reorganization of each Acquired Fund into its corresponding Acquiring Fund. Each Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to shareholders of the Acquired Fund of the shares of the Acquiring Fund; and (iii) the liquidation and termination of the Acquired Fund.

As a result of each Reorganization, shareholders of the Acquired Funds will become shareholders of the corresponding Acquiring Funds. In each Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of its corresponding Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Exchange Date”). Holders of Series I, Series II, Series III and NAV shares of each Acquired Fund, as applicable, will receive Series I, Series II, Series III and NAV shares, respectively, of the corresponding Acquiring Fund in the Reorganization. For certain variable annuity insurance contracts that currently invest in Series I shares of 500 Index Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series I shares issued by 500 Index Trust B with NAV shares having an equal value. Furthermore, for certain variable annuity insurance contracts that currently invest in Series II shares of American Blue Chip Income and Growth Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by American Growth-Income Trust with Series I shares having an equal value. Likewise, for certain variable annuity insurance contracts that currently invest in Series II shares of International Equity Index Trust A, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by International Equity Index Trust B with NAV shares having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. Shares of the Acquired Funds will be available for purchase between the Record Date and the Exchange Date.

The Board has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a better long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the corresponding Acquired Fund. Each Acquiring Fund has investment objectives and principal investment strategies that are similar or identical to those of the corresponding Acquired Fund. Each class of each Acquiring Fund, except for each class of International Growth Stock Trust, has total operating expenses (after applicable expense reimbursements) that are the same as or lower than those of the corresponding Acquired Fund class. Each class of each resulting combined fund after the Reorganization is expected to have total operating expenses (after applicable expense reimbursements) that are the same as or lower than those of the corresponding Acquired Fund class. The effective advisory fee rates (i.e., the actual advisory fee rate charged, including the application of breakpoints) charged to each Acquiring Fund, except for 500 Index Trust B and International Equity Index Trust B, are, and will continue to be, the same as or lower than the advisory fee rates charged to each of the corresponding Acquired Funds. The consummation of none of the Reorganizations is contingent upon the approval or consummation of any other Reorganization. The factors that the Board considered in deciding to approve the Reorganizations are discussed below under “Information About the Reorganizations — Board Consideration of the Reorganizations.”

Each Reorganization is not expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of each Acquired Fund. See “Information About the Reorganizations — Federal Income Tax Consequences.”

Immediately prior to a Reorganization, an Acquired Fund may, in certain situations, not comply with its investment policies. The Reorganizations will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See “Additional Information About the Funds — Purchase and Redemption of Shares” in the JHVIT Prospectus.

Shareholders of an Acquired Fund will not incur directly any fee in connection with the Reorganization. They will, however, bear indirectly the expenses of the Reorganization not assumed by JHIMS. Except for the Reorganization involving International Opportunities Trust, the expenses of which will be borne by the Acquired and Acquiring Funds based on relative asset levels as of April 30, 2012, the expenses of the Reorganizations will in each case be borne solely by the Acquired Fund. If a Reorganization is not consummated as to an Acquired Fund, the expenses of that Reorganization will be paid by JHIMS.

Because American Blue Chip Income and Growth Trust invests solely in the Master Blue Chip Income and Growth Fund, it does not expect to incur brokerage commissions and other transaction costs in selling portfolio investments in connection with the Reorganization. Because it is anticipated that securities held by each of 500 Index Trust, International Equity Index Trust A and Total Bond Market

Trust A will not have to be sold in connection with its respective Reorganization, such Acquired Funds do not expect to incur brokerage commissions in connection with such respective Reorganizations. International Opportunities Trust expects to incur brokerage commissions and other transaction costs of $387,800 in selling portfolio investments in connection with its Reorganization. The estimated expenses of the Reorganizations (consisting of legal, accounting, printing, solicitation and tabulation of proxies, and with respect to International Opportunities Trust, the brokerage commissions and other transaction costs specified in the preceding sentence) are: $127,072 (less than $0.01 per share) with respect to 500 Index Trust; $159,358 (less than $0.01 per share) with respect to American Blue Chip Income and Growth Trust; $105,887 (less than $0.01 per share) with respect to International Equity Index Trust; $475,807 ($0.01 per share) with respect to International Opportunities Trust; and $156,902 (less than $0.01 per share) with respect to Total Bond Market Trust A.

Proposal 1

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

PROVIDING FOR THE REORGANIZATION OF

500 INDEX TRUST INTO 500 INDEX TRUST B

(Only shareholders of 500 Index Trust will vote on Proposal 1)

Shareholders of 500 Index Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into 500 Index Trust B (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have identical investment objectives and similar strategies. Each fund is an index fund that seeks to track the S&P 500 Index by investing in the common stocks included in the S&P 500 Index and in securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the S&P 500 Index and in certain instruments, such as index futures, total return swaps and exchange-traded funds (“ETFs”) that have similar economic characteristics as securities that are in the S&P 500 Index. The Acquiring Fund may also invest in a broader range of derivatives in pursuing its investment strategies.

The investment objective of each fund may be changed by the Board without shareholder approval.

500 Index Trust	500 Index Trust B
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2011:

$6,039,191,087	$845,367,683

As of June 30, 2012 (unaudited):

$1,746,601,435	$883,616,416

Investment Adviser to the Acquired Fund and the Acquiring Fund:

JHIMS

Investment Subadviser to the Acquired Fund and the Acquiring Fund:

John Hancock Asset Management (North America)

500 Index Trust	500 Index Trust B
(Acquired Fund)	(Acquiring Fund)

Investment Objectives:

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Principal Investment Strategies:

Under normal market conditions, each fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, each fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that each fund’s investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index. As of June 30, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.3 billion to $546 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, each fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

500 Index Trust	500 Index Trust B
(Acquired Fund)	(Acquiring Fund)

Use of Hedging and Other Strategic Transactions

Both funds may invest in Depositary Receipts.

The fund may invest in index futures for the purposes of replicating an index.

The fund may invest in futures contracts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Except as described below, holders of Series I, Series II and NAV shares of 500 Index Trust will receive Series I, Series II and NAV shares, respectively, of 500 Index Trust B in the Reorganization. (The Acquiring Fund has established Series I and Series II shares in connection with the Reorganization.) For certain variable annuity insurance contracts that currently invest in Series I shares of 500 Index Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series I shares issued by 500 Index Trust B with NAV shares having an equal value and, as a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. See “Information About the Reorganizations — Other Matters Regarding Contract Holders of Series I and Series II Shares of Certain Funds.”

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Total Operating Expenses	Contractual Expense Reimbursement (A)	Net Fund Operating Expenses
(1) 500 Index Trust
(Acquired Fund)	Series I	0.46%	0.05%	0.02%		0.53%	N/A	0.53%
	Series II	0.46%	0.25%	0.02%		0.73%	N/A	0.73%
	NAV	0.46%	0.00%	0.02%		0.48%	N/A	0.48%

(2) 500 Index Trust B
(Acquiring Fund)	Series I	0.47%	0.05%	0.02	%(B)	0.54%	-0.24%	0.30%
	Series II	0.47%	0.25%	0.02	%(B)	0.74%	-0.24%	0.50%
	NAV	0.47%	0.00%	0.02%		0.49%	-0.24%	0.25%

(3) 500 Index Trust B
(Acquiring Fund) (Pro Forma combining (1) and (2))	Series I	0.46%	0.05%	0.02%		0.53%	-0.23%	0.30%
	Series II	0.46%	0.25%	0.02%		0.73%	-0.23%	0.50%
	NAV	0.46%	0.00%	0.02%		0.48%	-0.23%	0.25%

(A)	As reflected in the table, the Acquiring Fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser contractually agrees until April 30, 2014 to waive its advisory fee and/or reimburse expenses to the extent necessary so that the Net Operating Expenses of the Acquiring Fund’s NAV shares do not exceed 0.25% of the net assets of such class of the Acquiring Fund (“NAV Share Expense Limitation”). Any waiver of the Acquiring Fund’s advisory fee to satisfy the NAV Share Expense Limitation will result in a corresponding reduction in the Net Operating Expenses of each other class of the Acquiring Fund. For purposes of the NAV Share Expense Limitation, the Acquiring Fund’s “Net Operating Expenses” include all expenses of the Acquiring Fund except: (a) taxes, (b) portfolio brokerage commissions, (c) interest, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, (e) short dividends, (f) acquired fund fees and (g) all class specific expenses including Rule 12b-1 fees. This advisory fee waiver and expense reimbursement agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. This advisory fee waiver supersedes all prior agreements by the Adviser to reimburse expenses of the fund.

(B)	“Other Expenses” for Series I and Series II shares of the Acquiring Fund are based on estimated amounts for the current fiscal year.

Row (3) in the above fee table and the example table below are based upon projected average net assets as of October 1, 2012. The net assets of 500 Index Trust are projected to have decreased by approximately 70% to $1,798,000,000 (unaudited) resulting in an increase in the net operating expenses of each class of 500 Index Trust to a level that is higher than the actual or estimated (as applicable) net operating expenses of the corresponding class of 500 Index Trust B.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) 500 Index Trust
(Acquired Fund)	Series I	$54	$170	$296	$665
	Series II	$75	$233	$406	$906
	NAV	$49	$154	$269	$604

(2) 500 Index Trust B
(Acquiring Fund)	Series I	$31	$149	$278	$654
	Series II	$51	$212	$388	$896
	NAV	$26	$133	$250	$593

(3) 500 Index Trust B
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$31	$147	$273	$643
	Series II	$51	$210	$383	$885
	NAV	$26	$131	$246	$581

Portfolio Turnover.    Each fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect each fund’s performance. During its most recent fiscal year, each of the Acquired Fund’s and Acquiring Fund’s portfolio turnover rates were 4% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding class of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Applicable to Both Funds:

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk    Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk    An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the applicable fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the applicable fund and dividing the sum so determined by Aggregate Net Assets.

Investment Management Fees

(Rates Applied to Aggregate Net Assets)

500 Index Trust (1)	500 Index Trust B
(Acquired Fund)	(Acquiring Fund)
0.470% — first $500 million; and 0.460% — excess over $500 million.

(1)	For the Acquired Fund, Aggregate Net Assets include the net assets of the fund and 500 Index Fund, a series of John Hancock Funds II (“JHF II”), part of the John Hancock fund complex. (As of the date of this Proxy Statement/Prospectus, 500 Index Fund had no assets.)

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.46% and the Acquiring Fund paid an effective advisory fee rate of 0.47%.

John Hancock Asset Management (North America) serves as subadviser to both the Acquired and Acquiring Funds. For its services, John Hancock Asset Management (North America) receives for each fund a subadvisory fee. The subadvisory fee is paid by JHIMS and is not an additional charge to either fund.

For additional information about John Hancock Asset Management (North America) and the portfolio managers of the funds, see below under “Additional Information About the Funds — CRMC, the Subadvisers and Portfolio Managers.”

A discussion of the basis of the Board’s May 26-27, 2011 approval of advisory and subadvisory agreements is available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2011. Similar information for the Board’s May 24-25, 2012 approval of advisory and subadvisory agreements will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2012, which is expected to be mailed to shareholders on or about August 30, 2012.

Performance

The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2012 is based on unaudited financial statements. For the Acquired Fund, the performance shown for periods prior to the inception date of Series II and NAV shares is the performance of Series I shares. This pre-inception performance has not been adjusted to reflect the Rule 12b-1 fees for the Acquired Fund’s Series II shares or the lack of such fees for the NAV shares. As a result, the pre-inception performance shown for Series II shares is higher than it would be if adjusted to reflect the higher Rule 12b-1 fees of that class, and the performance shown for NAV shares is lower than it would be if adjusted to reflect the absence of Rule 12b-1 fees for that class. For the Acquiring Fund, because Series I and Series II shares have not commenced operations as of the date of this Proxy Statement/Prospectus, there is no performance information to report. For periods prior to the inception date of NAV shares of the Acquiring Fund, performance shown is the actual performance of the sole share class of the Acquiring Fund’s predecessor fund. Performance information below does not reflect fees and expenses of any variable contract that may use JHVIT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.

500 Index Trust

(Acquired Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	15.67% (Quarter ended 6/30/2009)
Worst Quarter:	-22.06% (Quarter ended 12/31/2008)
YTD:	9.15% (Quarter ended 6/30/2012)

500 Index Trust B

(Acquiring Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	15.85% (Quarter ended 6/30/2009)
Worst Quarter:	-22.11% (Quarter ended 12/31/2008)
YTD:	9.42% (Quarter ended 6/30/2012)

Average Annual Total Returns for Periods Ended December 31, 2011 and Six-Month Period Ended June 30, 2012

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Ten Year	Date of Inception
500 Index Trust
(Acquired Fund)	Series I	9.20%	1.57%	-0.73%	2.39%	5/2/2000
	Series II	9.14%	1.37%	-0.94%	2.19%	1/28/2002
	NAV	9.15%	1.65%	-0.67%	2.30%	10/31/2005
S&P 500 Index		9.49%	2.11%	-0.25%	2.92%	N/A

500 Index Trust B
(Acquiring Fund)	NAV	9.42%	1.87%	-0.46%	2.70%	4/29/2005
S&P 500 Index		9.49%	2.11%	-0.25%	2.92%	N/A

Proposal 2

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

PROVIDING FOR THE REORGANIZATION OF

AMERICAN BLUE CHIP INCOME AND

GROWTH TRUST INTO AMERICAN GROWTH-INCOME TRUST

(Only shareholders of American Blue Chip Income and Growth Trust will vote on Proposal 2)

Shareholders of American Blue Chip Income and Growth Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into American Growth-Income Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have similar investment objectives and strategies in that they seek income and growth of capital by investing through a master fund generally in equity securities. They differ, however, in the following respects:

•

The Acquired Fund (through its corresponding master fund) invests primarily in dividend-paying common stocks of larger, more established companies with market capitalizations of over $4 billion, while the Acquiring Fund (through its corresponding master fund) invests primarily in common stocks or other securities in medium to larger capitalization companies that demonstrate the potential for appreciation and/or dividends.

•

The Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States, while the Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of companies domiciled outside the United States, which may be listed or traded in or outside of the United States.

•

The Master Blue Chip Income and Growth Fund invests at least 90% of its assets in companies whose debt is at least investment grade, while the Master Growth-Income Fund does not have a stated credit quality policy, meaning it could invest in securities of issuers with debt that is not investment grade.

American Blue Chip Income and Growth Trust (Acquired Fund)	American Growth-Income Trust (Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2011:

$249,501,659	$1,050,806,352

As of June 30, 2012 (unaudited):

$263,103,084	$1,043,033,482

Investment Adviser to Each Master Fund:

CRMC

Investment Objectives:

To seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	To seek to provide growth of capital and income.

Principal Investment Strategies:

Each fund invests all of its assets in Class 1 shares of its master fund.

The Master Blue Chip Income and Growth Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above.

The Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

The Master Blue Chip Income and Growth Fund invests, under normal market conditions, at least 90% of its assets in equity securities. The Master

The Master Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of companies domiciled outside the United States.

The Master Growth-Income Fund does not have a stated credit quality policy.

American Blue Chip Income and Growth Trust (Acquired Fund)	American Growth-Income Trust (Acquiring Fund)

Blue Chip Income and Growth Fund will invest, under normal market conditions, at least 90% of equity assets in the stock of companies whose debt securities are rated at least investment grade.

The funds are designed for investors seeking both capital appreciation and income.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Except as described below, holders of Series I, Series II and Series III shares of American Blue Chip Income and Growth Trust will receive Series I, Series II and Series III shares, respectively, of American Growth-Income Trust in the Reorganization. For certain variable annuity insurance contracts that currently invest in Series II shares of American Blue Chip Income and Growth Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by American Growth-Income Trust with Series I shares having an equal value and, as a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. See “Information About the Reorganizations — Other Matters Regarding Contract Holders of Series I and II Shares of Certain Funds.”

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class (A)		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses (B)	Total Operating Expenses
(1) American Blue Chip Income and Growth Trust
(Acquired Fund)	Series I	0.41%	0.60%	0.05%	1.06%
	Series II	0.41%	0.75%	0.05%	1.21%
	Series III	0.41%	0.25%	0.05%	0.71%

(2) American Growth-Income Trust
(Acquiring Fund)	Series I	0.27%	0.60%	0.04%	0.91%
	Series II	0.27%	0.75%	0.04%	1.06%
	Series III	0.27%	0.25%	0.04%	0.56%

(3) American Growth-Income Trust
(Acquiring Fund)
(Pro Forma combining (1) and (2))	Series I	0.27%	0.60%	0.04%	0.91%
	Series II	0.27%	0.75%	0.04%	1.06%
	Series III	0.27%	0.25%	0.04%	0.56%

(A)	The table reflects the combined fees of each fund and its corresponding master fund. The “Management Fees” are those of the relevant master fund.

(B)	“Other Expenses” reflect the administrative services fee for each master fund, which was added effective January 1, 2012.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) American Blue Chip Income and Growth Trust
(Acquired Fund)	Series I	$108	$337	$585	$1,294
	Series II	$123	$384	$665	$1,466
	Series III	$73	$227	$395	$883

(2) American Growth-Income Trust
(Acquiring Fund)	Series I	$93	$290	$504	$1,120
	Series II	$108	$337	$585	$1,294
	Series III	$57	$179	$313	$701

(3) American Growth-Income Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$93	$290	$504	$1,120
	Series II	$108	$337	$585	$1,294
	Series III	$57	$179	$313	$701

Portfolio Turnover.     Each fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The respective master fund in which each fund invests does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master funds and of the funds. During the fiscal year ended December 31, 2011, the Master Blue Chip Income and Growth Fund’s portfolio turnover rate was 27% of the average value of its portfolio, and the Master Growth-Income Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.     The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding class of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Applicable to Both Funds:

Active management risk     The investment strategy may fail to produce the intended result.

Credit and counterparty risk     The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk     Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk     The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk     As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Growth stock risk     Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations.

Hedging, derivatives and other strategic transactions risk     Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk     Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk     An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk     Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

The Acquired and Acquiring Funds are feeder funds and do not pay advisory fees. However, the Master Blue Chip Income and Growth Fund and the Master Growth-Income Fund, the master funds in which the Acquired Fund and Acquiring Fund, respectively, invest, had effective advisory fee rates of 0.41% and 0.27%, respectively, for the year ended December 31, 2011. These fees were paid to CRMC, the master funds’ investment adviser.

The Acquired and Acquiring Funds are feeder funds and do not have advisory or subadvisory agreements. For additional information about the management of the master funds in which the Acquired and Acquiring Funds invest, see below under “Additional Information About the Funds — Additional Information about Each JHVIT Feeder Fund’s and Each American Funds Master Fund’s Investments” and “Additional Information About the Funds — CRMC, the Subadvisers and Portfolio Managers.”

Performance

The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2012 is based on unaudited financial statements. The performance of each fund’s Series II shares, its oldest share class, for periods prior to its inception is the performance of the Class 1 shares of the applicable master fund, the share class in which each fund invests, adjusted to reflect the Rule 12b-1 fees of the Series II shares. The performance of each fund’s Series I and Series III for periods prior to their inception date is the performance of the fund’s Series II shares and has not been adjusted to reflect Series I or Series III shares’ lower Rule 12b-1 fees. As a result, the pre-inception performance shown for these classes is lower than it would be if adjusted to reflect the lower Rule 12b-1 fees of that class. Performance information below does not reflect fees and expenses of any variable contract that may use JHVIT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.

American Blue Chip Income and Growth Trust

(Acquired Fund)

Calendar Year Total Returns for Series II:

Best Quarter:	16.95% (Quarter ended 6/30/2003)
Worst Quarter:	-21.34% (Quarter ended 12/31/2008)
YTD:	8.24% (Quarter ended 6/30/2012)

American Growth-Income Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:	16.83%(Quarter ended 6/30/2003)
Worst Quarter:	-22.05%(Quarter ended 12/31/2008)
YTD:	8.21%(Quarter ended 6/30/2012)

Average Annual Total Returns for Periods Ended December 31, 2011 and Six-Month Period Ended June 30, 2012

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Ten Year	Inception Date of Class
American Blue Chip Income and Growth Trust
(Acquired Fund)	Series I	8.24%	-1.30%	-1.96%	2.13%	7/9/2003
	Series II	8.24%	-1.45%	-2.12%	1.97%	5/5/2003
	Series III	8.52%	-0.95%	-1.44%	2.40%	1/2/2008
S&P 500 Index		9.49%	2.11%	-0.25%	2.92%	N/A

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Ten Year	Inception Date of Class
American Growth-Income Trust
(Acquiring Fund)	Series I	8.26%	-2.16%	-1.62%	2.79%	7/9/2003
	Series II	8.21%	-2.31%	-1.77%	2.64%	5/5/2003
	Series III	8.42%	-1.81%	-1.16%	3.03%	1/2/2008
S&P 500 Index		9.49%	2.11%	-0.25%	2.92%	N/A

Proposal 3

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

PROVIDING FOR THE REORGANIZATION OF

INTERNATIONAL EQUITY INDEX TRUST A

INTO INTERNATIONAL EQUITY INDEX TRUST B

(Only shareholders of International Equity Index Trust A will vote on Proposal 3)

Shareholders of International Equity Index Trust A (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into International Equity Index Trust B (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have identical investment objectives and strategies. Each fund is an index fund that seeks to track the performance of the MSCI All Country World Excluding U.S.A. Index (the “Index”). Each fund uses “sampling” methodology to track the total return performance of the Index (i.e., intends to purchase a subset of securities in the Index) and may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) representing securities that are included in the Index. Each fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (“EDRs”), certain exchange traded funds (“ETFs”), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities).

The investment objective of each fund may be changed by the Board without shareholder approval.

International Equity Index Trust A	International Equity Index Trust B
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2011:

$275,164,630	$273,072,769

As of June 30, 2012 (unaudited):

$276,200,445	$279,519,793

Investment Adviser to the Acquired Fund and the Acquiring Fund:

JHIMS

International Equity Index Trust A	International Equity Index Trust B
(Acquired Fund)	(Acquiring Fund)

Investment Subadviser to the Acquired Fund and the Acquiring Fund:

SSgA FM

Investment Objectives:

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Principal Investment Strategies:

Under normal market conditions, each fund invests at least 80% of its assets in securities listed in the Index or ADRs or GDRs representing such securities. As of June 30, 2012, the market capitalization range of the Index was $260 million to $234 billion.

Each fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, each fund, while it attempts to track the Index closely, typically will be unable to match the performance of the Index exactly.

Each fund uses “sampling” methodology to track the total return performance of the Index. This means that each fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in each fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects each fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

Each fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

International Equity Index Trust A	International Equity Index Trust B
(Acquired Fund)	(Acquiring Fund)

Each fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, EDRs, certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, each fund may invest in stock index futures to manage cash flow. In addition, each fund may invest in securities that are not included in the Index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Except as described below, holders of Series I, Series II and NAV shares of International Equity Index Trust A will receive Series I, Series II and NAV shares, respectively, of International Equity Index Trust B in the Reorganization. (The Acquiring Fund has established Series I and Series II shares in connection with the Reorganization.) For certain variable annuity insurance contracts that currently invest in Series II shares of International Equity Trust A, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by International Equity Index Trust B with NAV shares having an equal value and, as a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. See “Information About the Reorganizations — Other Matters Regarding Contract Holders of Series I and II Shares of Certain Funds.”

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Total Operating Expenses	Contractual Expense Reimbursement (A)	Net Fund Operating Expenses
(1) International Equity Index Trust A
(Acquired Fund)	Series I	0.53%	0.05%	0.05%		0.63%	N/A	0.63%
	Series II	0.53%	0.25%	0.05%		0.83%	N/A	0.83%
	NAV	0.53%	0.00%	0.05%		0.58%	N/A	0.58%

(2) International Equity Index Trust B
(Acquiring Fund)	Series I	0.54%	0.05%	0.04	%(B)	0.63%	-0.24%	0.39%
	Series II	0.54%	0.25%	0.04	%(B)	0.83%	-0.24%	0.59%
	NAV	0.54%	0.00%	0.04%		0.58%	-0.24%	0.34%

(3) International Equity Index Trust B
(Acquiring Fund) (Pro Forma combining (1) and (2))	Series I	0.53%	0.05%	0.04%		0.62%	-0.23%	0.39%
	Series II	0.53%	0.25%	0.04%		0.82%	-0.23%	0.59%
	NAV	0.53%	0.00%	0.04%		0.57%	-0.23%	0.34%

(A)	As reflected in the table, the Acquiring Fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser contractually agrees until April 30, 2014 to waive its advisory fee and/or reimburse expenses to the extent necessary so that the Net Operating Expenses of the Acquiring Fund’s NAV shares do not exceed 0.34% of the net assets of such class of the Acquiring Fund (“NAV Share Expense Limitation”). Any waiver of the Acquiring Fund’s advisory fee to satisfy the NAV Share Expense Limitation will result in a corresponding reduction in the Net Operating Expenses of each other class of the Acquiring Fund. For purposes of the NAV Share Expense Limitation, the Acquiring Fund’s “Net Operating Expenses” include all expenses of the Acquiring Fund except: (a) taxes, (b) portfolio brokerage commissions, (c) interest, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, (e) short dividends, (f) acquired fund fees and (g) all class specific expenses including Rule 12b-1 fees. This advisory fee waiver and expense reimbursement agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. This advisory fee waiver supersedes all prior agreements by the Adviser to reimburse expenses of the fund.

(B)	“Other Expenses” for Series I and Series II shares of the Acquiring Fund are based on estimated amounts for the current fiscal year.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) International Equity Index Trust A
(Acquired Fund)	Series I	$64	$202	$351	$786
	Series II	$85	$265	$460	$1,025
	NAV	$59	$186	$324	$726
(2) International Equity Index Trust B
(Acquiring Fund)	Series I	$40	$178	$327	$763
	Series II	$60	$241	$437	$1,003
	NAV	$35	$162	$300	$703
(3) International Equity Index Trust B
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$40	$175	$323	$752
	Series II	$60	$239	$432	$992
	NAV	$35	$159	$295	$692

Portfolio Turnover.    Each fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect each fund’s performance. During its most recent fiscal year, each of the Acquired Fund’s and Acquiring Fund’s portfolio turnover rates was 3% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding class of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Applicable to Both Funds:

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk    Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk    Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the applicable fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the applicable fund and dividing the sum so determined by Aggregate Net Assets.

Investment Management Fees

(Rates Applied to Aggregate Net Assets)

International Equity Index Trust A (1)	International Equity Index Trust B
(Acquired Fund)	(Acquiring Fund)
0.550% — first $100 million; and 0.530% — excess over $100 million.

(1)	For the Acquired Fund, Aggregate Net Assets include the net assets of the fund and International Equity Index Fund, a series of JHF II.

During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.53% and the Acquiring Fund paid an effective advisory fee rate of 0.54%.

SSgA FM serves as subadviser to both the Acquired and Acquiring Funds. For its services, SSgA FM receives for each fund a subadvisory fee. The subadvisory fee is paid by JHIMS and is not an additional charge to either fund.

For additional information about SSgA FM and the portfolio managers of the funds, see below under “Additional Information About the Funds — CRMC, the Subadvisers and Portfolio Managers.”

A discussion of the basis of the Board’s May 26-27, 2011 approval of advisory and subadvisory agreements is available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2011. Similar information for the Board’s May 24-25, 2012 approval of advisory and subadvisory agreements will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2012, which is expected to be mailed to shareholders on or about August 30, 2012.

Performance

The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2012 is based on unaudited financial statements. For periods prior to the inception of the Acquired Fund, performance shown for Series I and Series II shares is that of the corresponding share classes of the Acquired Fund’s predecessor fund. Pre-inception performance shown for the Acquired Fund’s NAV shares is the performance of Series I shares. This pre-inception performance has not been adjusted to reflect the absence of Rule 12b-1 fees for NAV shares and would be higher if it did. For the Acquiring Fund, because Series I and Series II shares have not commenced operations as of the date of this Proxy Statement/Prospectus, there is no performance information to report. For periods prior to the inception date of NAV shares of the Acquiring Fund, performance shown is the actual performance of the sole share class of the Acquiring Fund’s predecessor fund. Performance information below does not reflect fees and expenses of any variable contract that may use JHVIT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.

International Equity Index Trust A

(Acquired Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	27.33% (Quarter ended 6/30/2009)
Worst Quarter:	-22.37% (Quarter ended 12/31/2008)
YTD:	3.26% (Quarter ended 6/30/2012)

International Equity Index Trust B

(Acquiring Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	27.40% (Quarter ended 6/30/2009)
Worst Quarter:	-22.28% (Quarter ended 12/31/2008)
YTD:	3.26% (Quarter ended 6/30/2012)

Average Annual Total Returns for Periods Ended December 31, 2011 and Six-Month Period Ended June 30, 2012

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Since Inception	Date of Inception
International Equity Index Trust A
(Acquired Fund)	Series I	3.25%	-14.24%	-3.45%	5.01%	4/29/2005
	Series II	3.14%	-14.42%	-3.65%	4.79%	4/29/2005
	NAV	3.26%	-14.21%	-3.39%	5.05%	5/3/2010
MSCI ACWI ex-USA Index (gross of foreign withholding tax on dividends)		3.13%	-13.33%	-2.48%	6.03%	4/29/2005

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Ten Year	Date of Inception
International Equity Index Trust B
(Acquiring Fund)	NAV	3.26%	-13.99%	-3.04%	6.31%	4/29/2005
MSCI ACWI ex-USA Index (gross of foreign withholding tax on dividends)		3.13%	-13.33%	-2.48%	6.76%	N/A

Proposal 4

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

PROVIDING FOR THE REORGANIZATION OF

INTERNATIONAL OPPORTUNITIES TRUST

INTO INTERNATIONAL GROWTH STOCK TRUST

(Only shareholders of International Opportunities Trust will vote on Proposal 4)

Shareholders of International Opportunities Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into International Growth Stock Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have identical investment objectives and similar investment strategies in that each seeks long-term growth of capital by investing in securities of foreign issuers. They differ, however, in that while both funds invest in issuers from at least three different non-U.S. countries, the Acquiring Fund emphasizes investment in issuers in the developed countries in Western Europe and the Pacific Basin. In addition, although the Acquiring Fund may invest up to 20% of its total assets in issuers located in developing countries, the Acquired Fund may invest without limit in common stocks of companies economically tied to emerging markets. Unlike the Acquiring Fund, the Acquired Fund may, as part of its principal investment strategies, invest under normal market conditions up to 10% of its total assets in all types of fixed-income securities, up to an additional 5% of its total assets in high-yield bonds and mortgage- and asset-based securities, and securities of other investment companies to a limited extent.

The investment objective of each fund may be changed by the Board without shareholder approval.

International Opportunities Trust	International Growth Stock Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2011:

$407,067,290	$227,158,899

As of June 30, 2012 (unaudited):

$390,923,075	$274,848,270

International Opportunities Trust	International Growth Stock Trust
(Acquired Fund)	(Acquiring Fund)

Investment Adviser to the Acquired Fund and the Acquiring Fund:

JHIMS

Investment Subadviser to the Acquired Fund and the Acquiring Fund:

Invesco[1]

Investment Objective:

Each fund seeks to achieve long-term growth of capital.

Principal Investment Strategies:

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential.	The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s subadviser to have strong earnings growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund may invest in an unlimited number of companies of any size throughout the world. The fund invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the U.S.	The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. The fund may also invest up to 20% of its total assets in issuers located in developing countries.

[1]	Effective July 20, 2012, Invesco replaced Marsico as subadviser for the Acquired Fund.

International Opportunities Trust	International Growth Stock Trust
(Acquired Fund)	(Acquiring Fund)

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage- and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent. The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

In selecting investments for the fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.	The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management

International Opportunities Trust	International Growth Stock Trust
(Acquired Fund)	(Acquiring Fund)

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

International Opportunities Trust	International Growth Stock Trust
(Acquired Fund)	(Acquiring Fund)

As part of this fundamental, “bottom-up” research, the subadviser may visit a company’s management and conduct other research to gain thorough knowledge of the company. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell the fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

International Opportunities Trust	International Growth Stock Trust
(Acquired Fund)	(Acquiring Fund)

Hedging and Other Strategies:

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.	The fund is authorized to use all of the various investment strategies referred to below under “Principal Risks of Investing in the Funds — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in U.S. Treasury futures and options, index derivatives, credit default swaps and foreign currency forwards.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Holders of Series I, Series II and NAV shares of International Opportunities Trust will receive Series I, Series II and NAV shares, respectively, of International Growth Stock Trust in the Reorganization. (The Acquiring Fund is opening Series I and Series II for sale in connection with the Reorganization.)

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees		Distribution and Service (12b-1) Fees	Other Expenses		Total Operating Expenses
(1) International Opportunities Trust
(Acquired Fund)	Series I	0.89	%(A)	0.05%	0.07%		1.01%
	Series II	0.89	%(A)	0.25%	0.07%		1.21%
	NAV	0.89	%(A)	0.00%	0.07%		0.96%

(2) International Growth Stock Trust
(Acquiring Fund)	Series I	0.83%		0.05%	0.15	%(B)	1.03%
	Series II	0.83%		0.25%	0.15	%(B)	1.23%
	NAV	0.83%		0.00%	0.15%		0.98%

(3) International Growth Stock Trust
(Acquiring Fund) (Pro Forma combining (1) and (2))	Series I	0.81%		0.05%	0.10%		0.96%
	Series II	0.81%		0.25%	0.10%		1.16%
	NAV	0.81%		0.00%	0.10%		0.91%

(A)	In connection with a change in the subadviser of International Opportunities Trust (discussed below), the Adviser has voluntarily agreed to waive its advisory fee on an indefinite basis, pursuant to which the fund pays an effective Management fee of 0.84%. This waiver results in Net Operating Expenses of 0.96%, 1.16% and 0.91% for Series I, Series II and NAV shares of International Opportunities Trust, respectively. This voluntary waiver may be terminated at any time.

(B)	“Other Expenses” for Series I and Series II shares of the Acquiring Fund are based on estimated amounts for the current year.

Row (3) in the above fee table and the example table below are based upon projected average net assets as of October 1, 2012. The net assets of International Opportunities Trust are projected to have decreased by approximately 37% to $256,000,000 (unaudited) resulting in an increase in the net operating expenses of each class of International Opportunities Trust to a level that is higher than the actual or estimated (as applicable) net operating expenses of the corresponding class of International Growth Stock Trust.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) International Opportunities Trust
(Acquired Fund)	Series I	$103	$322	$558	$1,236
	Series II	$123	$384	$665	$1,466
	NAV	$98	$306	$531	$1,178

(2) International Growth Stock Trust
(Acquiring Fund)	Series I	$105	$328	$569	$1,259
	Series II	$125	$390	$676	$1,489
	NAV	$100	$312	$542	$1,201

(3) International Growth Stock Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$98	$306	$531	$1,178
	Series II	$118	$368	$638	$1,409
	NAV	$93	$290	$504	$1,120

Portfolio Turnover.    Each fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect each fund’s performance. During its most recent fiscal year, each of the Acquired Fund’s and Acquiring Fund’s portfolio turnover rates were 105% and 27%, respectively, of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding class of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Applicable to Both Funds:

Active management risk    The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk    Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk    The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which a fund may invest and the main risks associated with each of them:

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk    Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Additional Risks Applicable to the Acquired Fund:

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk    Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lower-rated fixed-income securities risk and high-yield securities risk    Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Additional Risk Applicable to the Acquiring Fund:

Hedging, derivatives and other strategic transactions risk—Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the applicable fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the applicable fund and dividing the sum so determined by Aggregate Net Assets.(1)

Investment Management Fees

(Rates Applied to Aggregate Net Assets)

International Opportunities Trust (Acquired Fund)	International Growth Stock Trust (Acquiring Fund)
0.900% — first $750 million; 0.850% — next $750 million; and 0.800% — excess over $1.5 billion.	0.850% — first $250 million; 0.800% — next $500 million; and 0.750% — excess over $750 million.

(1)	For the Acquired Fund, Aggregate Net Assets include the net assets of the fund and International Opportunities Fund, a series of JHF II. For the Acquiring Fund, Aggregate Net Assets include the net assets of the fund and International Growth Stock Fund, a series of JHF II.

Invesco serves as subadviser to both the Acquired and Acquiring Funds. For its services, Invesco receives for each fund a subadvisory fee. Invesco became subadviser of International Opportunities Trust on July 20, 2012, replacing Marsico. For further information concerning this change in subadviser, see the Information Statement dated August 3, 2012, available at http://http://www.johnhancock.com/XBRL/InternationalOpportunities.pdf or by calling the numbers listed in the first page of this Proxy Statement/Prospectus. The subadvisory fee is paid by JHIMS and is not an additional charge to either fund. During the fiscal year ended December 31, 2011, the Acquired Fund paid an effective advisory fee rate of 0.89% and the Acquiring Fund paid an effective advisory fee rate of 0.83%. In connection with the change of Acquired Fund’s subadviser, JHIMS began to voluntarily waive a portion of the fund’s advisory fee. Under the voluntary waiver, the Acquired Fund pays an effective advisory fee rate of 0.84%.

For additional information about Invesco and the portfolio managers of the funds, see “Additional Information About the Funds — CRMC, the Subadvisers and Portfolio Managers.”

A discussion of the basis of the Board’s May 26-27, 2011 approval of advisory and subadvisory agreements is available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2011. Similar information for the Board’s May 24-25, 2012 approval of advisory and subadvisory agreements will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2012, which is expected to be mailed to shareholders on or about August 30, 2012.

Performance

The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2012 is based on unaudited financial statements. For the Acquiring Fund, because Series I and Series II shares had not commenced operations as of December 31, 2011, there is no performance information to report. Performance information below does not reflect fees and expenses of any variable contract that may use JHVIT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.

International Opportunities Trust

(Acquired Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	26.05% (Quarter ended 6/30/2009)
Worst Quarter:	-27.81% (Quarter ended 12/31/2008)
YTD:	4.58% (Quarter ended 6/30/2012)

International Growth Stock Trust

(Acquiring Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	15.85% (Quarter ended 6/30/2009)
Worst Quarter:	-18.11% (Quarter ended 9/30/2011)
YTD:	4.65% (Quarter ended 6/30/2012)

Average Annual Total Returns for Periods Ended December 31, 2011 and Six-Month Period Ended June 30, 2012

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Since Inception	Date of Inception
International Opportunities Trust
(Acquired Fund)	Series I	4.58%	-15.92%	-4.85%	2.77%	4/29/2005
	Series II	4.47%	-16.13%	-5.06%	2.59%	4/29/2005
	NAV	4.58%	-15.91%	-4.81%	2.83%	4/29/2005
MSCI EAFE Index (gross of foreign withholding tax on dividends)		3.38%	-11.73%	-4.26%	2.65%	4/29/2005

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Since Inception	Date of Inception
International Growth Stock Trust
(Acquiring Fund)	NAV	4.65%	-7.12%	1.04%	9/16/10
MSCI EAFE Growth Index (gross of foreign withholding tax on dividends)		4.19%	-11.82%	-1.82%	9/16/10

Proposal 5

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

PROVIDING FOR THE REORGANIZATION OF

TOTAL BOND MARKET TRUST A

INTO TOTAL BOND MARKET TRUST B

(Only shareholders of Total Bond Market Trust A will vote on Proposal 5)

Shareholders of Total Bond Market Trust A (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Total Bond Market Trust B (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

As indicated in the chart below, the Acquired and Acquiring Funds have identical investment objectives and strategies. Each fund is an index fund that seeks to track the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”). Each fund uses “sampling” methodology to track the total return performance of the Barclays Index (i.e., intends to purchase a subset of securities in the Barclays Index). Each fund is an intermediate term bond fund of high and medium credit quality. Each fund may purchase other types of securities that are not included in the Barclays Index. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

The investment objective of each fund may be changed by the Board without shareholder approval.

Total Bond Market Trust A	Total Bond Market Trust B
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2011:

$1,570,457,808	$161,871,380

As of June 30, 2012 (unaudited):

$687,010,068	$161,683,872

Investment Adviser to the Acquired Fund and the Acquiring Fund:

JHIMS

Investment Subadviser to the Acquired Fund and the Acquiring Fund:

Declaration

Total Bond Market Trust A	Total Bond Market Trust B
(Acquired Fund)	(Acquiring Fund)

Investment Objectives:

To seek to track the performance of the Barclays Index (which represents the U.S. investment grade bond market).

Principal Investment Strategies:

Under normal market conditions, each fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Index.

Each fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Each fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, each fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

Each fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;

•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);

Total Bond Market Trust A	Total Bond Market Trust B
(Acquired Fund)	(Acquiring Fund)

•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and

•	Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index’s composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

Each fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions:

Each fund is authorized to use all of the various investment strategies referred to under “Principal Risks of Investing in the Funds — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the fiscal year ended December 31, 2011 (including pro forma expenses showing the effect of the Reorganization) are set forth below. The expense ratios below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Holders of Series I, Series II and NAV shares of Total Bond Market Trust A will receive Series I, Series II and NAV shares, respectively, of Total Bond Market Trust B in the Reorganization. (The Acquiring Fund has established Series I and Series II shares in connection with the Reorganization.)

Annual Fund Operating Expenses (12-month period ended 12/31/2011)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses		Total Operating Expenses	Contractual Expense Reimbursement (A)	Net Fund Operating Expenses
(1) Total Bond Market Trust A
(Acquired Fund)	Series I	0.47%	0.05%	0.02%		0.54%	N/A	0.54%
	Series II	0.47%	0.25%	0.02%		0.74%	N/A	0.74%
	NAV	0.47%	0.00%	0.02%		0.49%	N/A	0.49%

(2) Total Bond Market Trust B
(Acquiring Fund)	Series I	0.47%	0.05%	0.06	%(B)	0.58%	-0.28%	0.30%
	Series II	0.47%	0.25%	0.06	%(B)	0.78%	-0.28%	0.50%
	NAV	0.47%	0.00%	0.06%		0.53%	-0.28%	0.25%

(3) Total Bond Market Trust B
(Acquiring Fund) (Pro Forma combining (1) and (2))	Series I	0.47%	0.05%	0.03%		0.55%	-0.25%	0.30%
	Series II	0.47%	0.25%	0.03%		0.75%	-0.25%	0.50%
	NAV	0.47%	0.00%	0.03%		0.50%	-0.25%	0.25%

(A)	As reflected in the table, the Acquiring Fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser contractually agrees until April 30, 2014 to waive its advisory fee and/or reimburse expenses to the extent necessary so that the Net Operating Expenses of the Acquiring Fund’s NAV shares do not exceed 0.25% of the net assets of such class of the Acquiring Fund (“NAV Share Expense Limitation”). Any waiver of the Acquiring Fund’s advisory fee to satisfy the NAV Share Expense Limitation will result in a corresponding reduction in the Net Operating Expenses of each other class of the Acquiring Fund. For purposes of the NAV Share Expense Limitation, the Acquiring Fund’s “Net Operating Expenses” include all expenses of the Acquiring Fund except: (a) taxes, (b) portfolio brokerage commissions, (c) interest, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, (e) short dividends, (f) acquired fund fees and (g) all class specific expenses including Rule 12b-1 fees. This advisory fee waiver and expense reimbursement agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. This advisory fee waiver supersedes all prior agreements by the Adviser to reimburse expenses of the fund.

(B)	“Other Expenses” for Series I and Series II shares of the Acquiring Fund are based on estimated amounts for the current fiscal year.

Row (3) in the above fee table and the example table below are based upon projected average net assets as of October 1, 2012. The net assets of Total

Bond Market Trust A are projected to have decreased by approximately 77% to $353,500,000 (unaudited) resulting in an increase in the net operating expenses of each class of Total Bond Market Trust A to a level that is higher than the actual or estimated (as applicable) net operating expenses of the corresponding class of Total Bond Market Trust B.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Total Bond Market Trust A
(Acquired Fund)	Series I	$55	$173	$302	$677
	Series II	$76	$237	$411	$918
	NAV	$50	$157	$274	$616

(2) Total Bond Market Trust B
(Acquiring Fund)	Series I	$31	$158	$296	$699
	Series II	$51	$221	$406	$940
	NAV	$26	$142	$268	$638

(3) Total Bond Market Trust B
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$31	$151	$282	$665
	Series II	$51	$215	$392	$907
	NAV	$26	$135	$255	$604

Portfolio Turnover.    Each fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect each fund’s performance. During its most recent fiscal year, each of the Acquired Fund’s and Acquiring Fund’s portfolio turnover rates was 21% of the average value of its portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding class of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Applicable to Both Funds:

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk    Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts    TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Each of the Acquired and Acquiring Funds pays JHIMS a management fee that is computed separately for each fund and is accrued and paid daily. The fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the applicable fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the applicable fund and dividing the sum so determined by Aggregate Net Assets.(1)

Investment Management Fees

(Rates Applied to Aggregate Net Assets)

Total Bond Market Trust A	Total Bond Market Trust B
(Acquired Fund)	(Acquiring Fund)
0.470% — first $1.5 billion; and
0.460% — excess over $1.5 billion.

(1)	Aggregate Net Assets include the assets of the following funds: Total Bond Market Trust A, Total Bond Market Trust B and Total Bond Market Fund, a series of JHF II.

During the fiscal year ended December 31, 2011, each of Acquired Fund and Acquiring Fund paid an effective advisory fee rate of 0.47%.

Declaration serves as subadviser to both the Acquired and Acquiring Funds. For its services, Declaration receives for each fund a subadvisory fee. The subadvisory fee is paid by JHIMS and is not an additional charge to either fund.

For additional information about Declaration and the portfolio managers of the funds, see below under “Additional Information About the Funds — CRMC, the Subadvisers and Portfolio Managers.”

A discussion of the basis of the Board’s May 26-27, 2011 approval of advisory and subadvisory agreements is available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2011. Similar information for the Board’s May 24-25, 2012 approval of advisory and subadvisory agreements will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2012, which is expected to be mailed to shareholders on or about August 30, 2012.

Performance

The following information provides some indication of the risks of investing in the funds by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2012 is based on unaudited financial statements. For periods prior to the inception of the Acquired Fund, performance shown for Series I and NAV shares is that of the corresponding share classes of the Acquired Fund’s predecessor fund. Pre-inception performance shown for the Acquired Fund’s Series II shares is the performance of Series I shares. This pre-inception performance has not been adjusted to reflect the higher Rule 12b-1 fees for Series II shares and would be lower if it did. For the Acquiring Fund, because Series I and Series II shares have not commenced operations as of the date of this Proxy Statement/Prospectus, there is no performance information to report. For periods prior to the inception date of NAV shares of the Acquiring Fund, performance shown is the actual performance of the sole share class of the Acquiring Fund’s predecessor fund. Performance information below does not reflect fees and expenses of any variable contract that may use JHVIT as its underlying investment medium and would be lower if it did. Past performance is not necessarily an indication of how a fund will perform in the future.

Total Bond Market Trust A

(Acquired Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	4.79% (Quarter ended 12/31/2008)
Worst Quarter:	-1.56% (Quarter ended 12/31/2010)
YTD:	2.24% (Quarter ended 6/30/2012)

Total Bond Market Trust B

(Acquiring Fund)

Calendar Year Total Returns for NAV:

Best Quarter:	4.81% (Quarter ended 9/30/2002)
Worst Quarter:	-2.52% (Quarter ended 6/30/2004)
YTD:	2.49% (Quarter ended 6/30/2012)

Average Annual Total Returns for Periods Ended December 31, 2011 and Six-Month Period Ended June 30, 2012

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Since Inception	Date of Inception
Total Bond Market Trust A
(Acquired Fund)	Series I	2.24%	7.06%	5.93%	5.66%	2/10/2006
	Series II	2.10%	6.84%	5.74%	5.49%	5/3/2007
	NAV	2.24%	7.18%	5.99%	5.74%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index		2.37%	7.84%	6.50%	6.30%	2/10/2006

Fund	Share Class	Six Months Ended June 30, 2012	One Year	Five Year	Ten Year	Date of Inception
Total Bond Market Trust B
(Acquiring Fund)	NAV	2.49%	7.60%	6.66%	5.71%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index		2.37%	7.84%	6.50%	5.78%	N/A

INFORMATION ABOUT THE REORGANIZATIONS

Agreement and Plan of Reorganization

The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix A. The Plan provides, with respect to each Reorganization, that the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on November 2, 2012 or on such later date as may be determined by JHVIT (the “Exchange Date”). The net asset value per share of each class of shares of each Acquired and Acquiring Fund will be determined by dividing the fund’s assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each fund will be valued in accordance with the valuation practices of the Acquiring Funds. See “Additional Information About the Funds — Purchase and Redemption of Shares (Calculation of Net Asset Value)” below.

The number of full and fractional shares of an Acquiring Fund received by a shareholder of the corresponding Acquired Fund will be equal in value to the value of that shareholder’s full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the “Effective Time”). The Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. Holders of Series I, Series II, Series III and NAV shares of each Acquired Fund, as applicable, will receive Series I, Series II, Series III and NAV shares, respectively, of the corresponding Acquiring Fund in the Reorganization. For certain variable annuity insurance contracts that currently invest in Series I shares of 500 Index Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series I shares issued by 500 Index Trust B with NAV shares having an equal value. Furthermore, for certain variable annuity insurance contracts that currently invest in Series II shares of American Blue Chip Income and Growth Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by American Growth-Income Trust with Series I shares having an equal value. Likewise, for certain variable annuity insurance contracts that currently invest in Series II shares of International Equity Index Trust A, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series II shares issued by International Equity Index Trust B with NAV shares having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. See “Information About the Reorganizations — Other Matters Regarding Contract Holders of Series I and Series II Shares of Certain Funds.”

The liquidation and distribution of each Acquired Fund will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHVIT will take all necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.

The consummation of each Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under “Voting Information” below) of the applicable Acquired Fund entitled to vote approve the Reorganization. With respect to each Reorganization, the Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time, before or after approval by the shareholders of the applicable Acquired Fund, by JHVIT on behalf of either or both of the Acquired and Acquiring Funds if the Board or the officers of JHVIT determine that proceeding with the Reorganization is not in the best interests of either or both funds or their respective shareholders or contract owners. The Plan provides that JHVIT, on behalf of the applicable Acquired or Acquiring Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of that fund, except for certain conditions regarding the receipt of regulatory approvals. The consummation of each Reorganization is not contingent upon the consummation of any other Reorganization.

Under the Plan, except for the Reorganization involving International Opportunities Trust, the expenses of which will be borne by the Acquired and Acquiring Funds based on relative asset levels as of April 30, 2012, the expenses of the Reorganizations will in each case be borne solely by the Acquired Fund. Because American Blue Chip Income and Growth Trust invests solely in the Master Blue Chip Income and Growth Fund, it does not expect to incur brokerage commissions and other transaction costs in selling portfolio investments in connection with the Reorganization. Because it is anticipated that securities held by each of 500 Index Trust, International Equity Index Trust A and Total Bond Market Trust A will not have to be sold in connection with its respective Reorganization, such Acquired Funds do not expect to incur brokerage commissions in connection with such respective Reorganizations. International Opportunities Trust expects to incur brokerage commissions and other transaction costs of $387,800 in selling portfolio investments in connection with its Reorganization. If a Reorganization is not consummated as to an Acquired Fund, the expenses of the Reorganization as to that fund, consisting of legal, accounting, printing, and proxy solicitation and tabulation costs, will be paid by JHIMS.

If the Plan is not approved by the shareholders of an Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action. The Board, including all the Independent Trustees, recommends that shareholders approve the Plan under Proposals 1, 2, 3, 4 and 5, as applicable.

Reasons for the Reorganizations

The Board has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in an Acquiring Fund that has the potential to achieve a better long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than would be the case for the corresponding Acquired Fund. Each Acquiring Fund has investment objectives and principal investment strategies that are similar or identical to those of the corresponding Acquired Fund. Each class of each Acquiring Fund, except for each class of International Growth Stock Trust, has total operating expenses (after applicable expense reimbursements) that are the same as or lower than those of the corresponding Acquired Fund class. Each class of each resulting combined fund after the Reorganization is expected to have total fund operating expenses (after applicable expense reimbursements) that are the same as or lower than those of the corresponding Acquired Fund class. The consummation of none of the Reorganizations is contingent on the approval or consummation of any other Reorganization.

Board Consideration of the Reorganizations

The Board, including the Independent Trustees, considered each Reorganization at its meeting held on June 26-28, 2012, and reviewed information and materials regarding the Reorganizations presented or prepared by, among others, the Adviser. In its review of each Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the June 26-28, 2012 meeting to recommend approval of the Reorganizations, the Board concluded that the participation of each Acquired Fund and Acquiring Fund in the Reorganizations is in the best interests of each such fund, as well as in the best interests of shareholders of and contract owners whose contract values are determined by investment in shares of the Acquired and Acquiring Funds, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganizations.

In determining whether to approve each Reorganization and recommend its approval to shareholders of the applicable Acquired Fund, the Board inquired into a number of matters and considered, with respect to each Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Adviser, CRMC and the subadvisers to the applicable Acquiring Fund or its corresponding master fund, as applicable; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Adviser or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization on variable contract owners; and (11) possible alternatives to the Reorganization.

In addition to the factors set forth above, the Board also took into account the specific factors listed below with respect to each Acquired and Acquiring Fund in connection with its decision to recommend approval of each Reorganization on behalf of each of the Acquiring Funds and each of the Acquired Funds.

Proposal 1 — 500 Index Trust (Acquired Fund) into 500 Index Trust B (Acquiring Fund)

1.	The investment objective and policies of 500 Index Trust and 500 Index Trust B are similar in that each seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index and invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks that are included in the S&P 500 Index and in securities (which may or may not be included in the S&P 500 Index) that the subadviser believes will behave, as a group, in a manner similar to the index.

2.	Following the Reorganization, the effective advisory fee rate of 500 Index Trust B is expected to be the same as the current effective advisory fee rate of 500 Index Trust. The overall current and pro forma expense ratios of each class of shares of 500 Index Trust B are lower after expense reimbursements than those of the corresponding share classes of 500 Index Trust.

3.	The Board reviewed the comparable performance history of 500 Index Trust and 500 Index Trust B, and took into account the performance history of 500 Index Trust B over time, as well as management’s discussion of the Funds’ performance and its view that 500 Index Trust B has the potential to achieve a more consistent performance record.

4.	The Reorganization will not result in any dilution of shareholder or contract owner values.

5.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 2 — American Blue Chip Income and Growth Trust (Acquired Fund) into American Growth-Income Trust (Acquiring Fund)

1.	The investment policies of American Blue Chip Income and Growth Trust and American Growth-Income Trust are similar in that each fund invests primarily, through a master fund, in common stocks of larger, more established companies domiciled in the U.S., and each fund may also invest a portion of its assets in equity securities of foreign companies.

2.	American Blue Chip Income and Growth Trust and American Growth-Income Trust are managed in a similar manner and have significant overlap of portfolio holdings.

3.	The overall current and pro forma expense ratios of each class of shares of American Growth-Income Trust are lower than those of the corresponding share classes of American Blue Chip Income and Growth Trust. Likewise, the management fees of American Growth-Income Trust’s master fund are lower than the management fees of American Blue Chip Income and Growth Trust’s master fund.

4.	The Board reviewed the comparable performance history of American Blue Chip Income and Growth Trust and American Growth-Income Trust, and took into account the performance history of American Growth-Income Trust over time, as well as management’s discussion of the Funds’ performance and its view that American Growth-Income Trust has the potential to achieve a more consistent performance record.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 3 — International Equity Index Trust A (Acquired Fund) into International Equity Index Trust B (Acquiring Fund)

1.	The investment objectives and policies of International Equity Index Trust A and International Equity Index Trust B are similar in that each is an index fund that tracks the MSCI All Country World Index (“Index”) and invests at least 80% of its assets in securities listed in the Index or American Depository Receipts or Global Depositary Receipts representing such securities.

2.	Following the Reorganization, the effective advisory fee rate of International Equity Index Trust B is expected to be the same as the current effective advisory fee rate of International Equity Index Trust A. The overall current and pro forma expense ratios of each class of shares of International Equity Index Trust B are lower after expense reimbursements than those of the corresponding share classes of International Equity Index Trust A.

3.	The Board reviewed the comparable performance history of International Equity Index Trust A and International Equity Index Trust B, and took into account the performance history of International Equity Index Trust B over time, as well as management’s discussion of the Funds’ performance and its view that International Equity Index Trust B has the potential to achieve a more consistent performance record.

4.	The Reorganization will not result in any dilution of shareholder or contract owner values.

5.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 4 — International Opportunities Trust (Acquired Fund) into International Growth Stock Trust (Acquiring Fund)

1.	Management informed the Board of the following concerns regarding Marsico, the subadviser to International Opportunities Trust at the time of the Board meeting: Marsico’s decline in assets under management, recent portfolio manager turnover for International Opportunities Trust, and poor performance of International Opportunities Trust relative to its peer group.

2.	The investment policies of International Opportunities Trust and International Growth Stock Trust are similar in that each fund invests a substantial portion of its assets in the securities of foreign issuers of any size including issuers located in emerging markets.

3.	Following the Reorganization, the effective advisory fee rate of International Growth Stock Trust is expected to be lower than the current effective advisory fee of International Opportunities Trust. The pro forma expense ratios of each share class of International Growth Stock Trust are lower than those of the corresponding class of International Opportunities Trust.

4.	The Board reviewed the comparable performance history of International Opportunities Trust and International Growth Stock Trust, and took into account the performance history of International Growth Stock Trust over time, as well as management’s discussion of the Funds’ performance and its view that International Growth Stock Trust has the potential to achieve a more consistent performance record.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 5 — Total Bond Market Trust A (Acquired Fund) into Total Bond Market Trust B (Acquiring Fund)

1.	The investment objectives and policies of Total Bond Market Trust A and Total Bond Market Trust B are similar in that each fund is an index fund that seeks to track the Barclays Capital U.S. Aggregate Bond Index by investing at least 80% of its net assets in a representative sample of the securities that comprise the index.

2.	Following the Reorganization, the effective advisory fee rate of Total Bond Market Trust B is expected to be the same as the current effective advisory fee rate of Total Bond Market Trust A. The overall current and pro forma expense ratios of each class of shares of Total Bond Market Trust B are lower after expense reimbursements than those of the corresponding share classes of Total Bond Market Trust A.

3.	The Board reviewed the comparable performance history of Total Bond Market Trust A and Total Bond Market Trust B, and took into account the performance history of Total Bond Market Trust B over time, as well as management’s discussion of the Funds’ performance and its view that Total Bond Market Trust B has the potential to achieve a more consistent performance record.

4.	The Reorganization will not result in any dilution of shareholder or contract owner values.

5.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Description of the Securities to Be Issued

JHVIT has an unlimited number of authorized shares of beneficial interest. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

The Acquired and Acquiring Funds are separate series or funds of JHVIT. The shares of JHVIT may be issued in four classes: Series I, Series II, Series III and

NAV shares. Not all JHVIT Funds have established or are currently authorized to offer all classes of shares, and additional classes may be offered in the future. Currently, each of American Blue Chip Income and Growth Trust and American Growth-Income Trust has Series I, Series II and Series III shares issued and outstanding; each of 500 Index Trust, International Equity Index Trust A, International Opportunities Trust, International Growth Stock Trust and Total Bond Market Trust A has Series I, Series II and NAV shares issued and outstanding; and each of 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B has NAV shares issued and outstanding but plans to issue Series I and Series II shares in connection with the applicable Reorganization and on a regular basis thereafter. The Acquiring Funds will issue Series I, Series II, Series III and/or NAV shares in connection with the Reorganizations, depending on the issued and outstanding share classes of the corresponding Acquired Fund as of the close of the Reorganizations. Each such share, when issued, will be fully paid and non-assessable and will have no preemptive rights. Series I, Series II, Series III and NAV shares may not be converted into shares of any other class.

Series I, Series II, Series III and NAV shares of the funds are the same except for differences in class expenses, including different Rule 12b-1 fees for Series I, Series II and Series III shares (see “Additional Information About the Funds — Rule 12b-1 Fees” below) and, as described below, voting rights.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of the fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular fund will be allocated in the manner determined by the Board.

The expenses of each fund are borne by its Series I, Series II, Series III and NAV shares based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses that JHIMS determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS’s determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

Other Matters Regarding Contract Holders of Series I and Series II

Shares of Certain Funds

John Hancock USA and John Hancock NY have reported to JHVIT that immediately after the Reorganization with respect to 500 Index Trust, in order to conform with the product features of certain variable universal life policies, the insurer will, in the case of Series I shares issued by 500 Index Trust B in a Reorganization that are attributable to these particular policies, replace such Series I shares with a number of NAV shares having an aggregate value equal to the replaced Series I shares.

Furthermore, John Hancock USA and John Hancock NY have reported to JHVIT that immediately after the Reorganization with respect to American Blue Chip Income and Growth Trust, in order to conform with the product features of certain variable annuity contracts, the insurer will, in the case of Series II shares issued by American Growth-Income Trust in a Reorganization that are attributable to these particular policies, replace such Series II shares with a number of Series I shares having an aggregate value equal to the replaced Series II shares. This replacement is expected to occur because of certain product features associated with these particular contracts that contemplate investment in Series I shares of certain funds where available, and not Series II shares. The affected variable annuity contracts are certain Venture® Variable Annuity, Venture Vantage® Variable Annuity, Venture Vision® Variable Annuity, and Venture III® Variable Annuity contracts issued prior to May 13, 2002.

Likewise, John Hancock USA and John Hancock NY have reported to JHVIT that immediately after the Reorganization with respect to International Equity Index Trust A, in order to conform with the product features of certain variable annuity contracts, the insurer will, in the case of Series II shares issued by International Equity Index Trust B in a Reorganization that are attributable to these particular policies, replace such Series II shares with a number of NAV shares having an aggregate value equal to the replaced Series II shares. This replacement is to occur because of certain product features associated with these particular contracts that contemplate investment in NAV shares of certain funds where available, and not Series II shares. The affected variable annuity contracts are certain Wealthmark and Wealthmark ML3 Variable Annuity contracts.

These replacements will not occur for other John Hancock USA and John Hancock NY variable annuity contracts or variable universal life policies that invest in the same series of shares of these funds because the product features of those contracts and policies contemplate investment in Series II shares of JHVIT in the case of the variable annuity contracts and Series I Shares of JHVIT in the case of the variable universal life policies. These replacements will not result in any additional cost for the owners of the affected variable annuity contracts or for an Acquiring Fund and, as a result of each replacement, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise.

Federal Income Tax Consequences

As a condition to the consummation of each Reorganization, JHVIT also will have received one or more opinions of Dechert LLP, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVIT that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the applicable Acquired Fund. For purposes of rendering its opinion, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Proxy/Prospectus and related SAI, and on such other written representations as will have been verified as of the Effective Time of the applicable Reorganization.

None of JHVIT, any Acquired Fund or any Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

CAPITALIZATION

The following tables show as of December 31, 2011 and with respect to each of Proposals 1, 2, 3, 4 and 5: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; and (3) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date, adjusted to reflect the expenses of the Reorganization. The tables do not show the actual numbers of shares of the Acquiring Funds to be issued in connection with the Reorganizations, which will depend upon the net asset value and number of shares outstanding of each Acquired and Acquiring Fund at the time of the Reorganizations.

Proposal 1

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) 500 Index Trust
(Acquired Fund)	—Series I	$1,045,174,992	$10.98	95,197,718
	—Series II	$49,798,369	$10.94	4,550,590
	—NAV	$4,944,217,726	$10.82	457,146,732

Total		$6,039,191,087		556,895,040

(2) 500 Index Trust B
(Acquiring Fund)	—NAV	$845,367,683	$15.71	53,798,965

Total		$845,367,683		53,798,965

Reduction in net assets and decrease in net asset values per share to reflect estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(21,992)	$(0.00)	(28,669,838)
	—Series II	$(1,048)	$(0.00)	(1,380,805)
	—NAV	$(104,032)	$(0.00)	(142,435,485)

Total		$(127,072)		(172,486,128)

(3) 500 Index Trust B
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$1,045,153,000	$15.71	66,527,880
	—Series II	$49,797,321	$15.71	3,169,785
	—NAV	$5,789,481,377	$15.71	368,510,212

Total		$6,884,431,698		438,207,877

Proposal 2

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) American Blue Chip Income and Growth Trust
(Acquired Fund)	—Series I	$16,422,764	$11.05	1,486,876
	—Series II	$68,111,702	$11.05	6,162,215
	—Series III	$164,967,193	$11.03	14,953,995

Total		$249,501,659		22,603,086

(2) American Growth-Income Trust
(Acquiring Fund)	—Series I	$197,322,679	$14.40	13,703,173
	—Series II	$777,640,191	$14.38	54,077,102
	—Series III	$75,843,482	$14.37	5,279,484

Total		$1,050,806,352		73,059,759

Reduction in net assets and decrease in net asset values per share to reflect estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(10,489)	$(0.01)	(347,135)
	—Series II	$(43,503)	$(0.01)	(1,428,682)
	—Series III	$(105,366)	$(0.01)	(3,481,356)

Total		$(159,358)		(5,257,173)

(3) American Growth-Income Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$213,734,954	$14.40	14,842,914
	—Series II	$845,708,390	$14.38	58,810,635
	—Series III	$240,705,309	$14.37	16,752,123

Total		$1,300,148,653		90,405,672

Proposal 3

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) International Equity Index Trust A
(Acquired Fund)	—Series I	$233,683,205	$8.92	26,186,512
	—Series II	$30,371,082	$8.93	3,399,744
	—NAV	$11,110,343	$8.90	1,247,814

Total		$275,164,630		30,834,070

(2) International Equity Index Trust B
(Acquiring Fund)	—NAV	$273,072,769	$13.17	20,730,035

Total		$273,072,769		20,730,035

Reduction in net assets and decrease in net asset values per share to reflect estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(89,925)	$(0.00)	(8,449,741)
	—Series II	$(11,687)	$(0.00)	(1,094,551)
	—NAV	$(4,275)	$(0.00)	(404,529)

Total		$(105,887)		(9,948,821)

(3) International Equity Index Trust B
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$233,593,280	$13.17	17,736,771
	—Series II	$30,359,395	$13.17	2,305,193
	—NAV	$284,178,837	$13.17	21,573,320

Total		$548,131,512		41,615,284

Proposal 4

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) International Opportunities Trust
(Acquired Fund)	—Series I	$2,997,401	$10.49	285,768
	—Series II	$26,002,246	$10.51	2,473,942
	—NAV	$378,067,643	$10.49	36,056,770

Total		$407,067,290		38,816,480

(2) International Growth Stock Trust
(Acquiring Fund)	—Series I
	—Series II
	—NAV	$227,158,899	$12.48	18,199,701

Total		$227,158,899		18,199,701

Reduction in net assets and decrease in net asset values per share to reflect estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(3,261)	$(0.01)	(45,853)
	—Series II	$(28,287)	$(0.01)	(392,695)
	—NAV	$(444,259)	$(0.01)	(5,795,845)

Total		$(475,807)		(6,234,393)

(3) International Growth Stock Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$2,994,140	$12.48	239,915
	—Series II	$25,973,959	$12.48	2,081,247
	—NAV	$604,782,283	$12.48	48,460,626

Total		$633,750,382		50,781,788

Proposal 5

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Total Bond Market Trust A
(Acquired Fund)	—Series I	$94,696,411	$14.27	6,634,671
	—Series II	$128,653,146	$14.31	8,987,600
	—NAV	$1,347,108,251	$14.30	94,222,131

Total		$1,570,457,808		109,844,402

(2) Total Bond Market Trust B
(Acquiring Fund)	—NAV	$161,871,380	$10.46	15,481,906

Total		$161,871,380		15,481,906

Reduction in net assets and decrease in net asset values per share to reflect estimated expenses of the Reorganization, and increases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(9,461)	$(0.00)	2,417,619
	—Series II	$(12,854)	$(0.00)	3,310,707
	—NAV	$(134,587)	$(0.00)	34,551,642

Total		$(156,902)		40,279,968

(3) Total Bond Market Trust B
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$94,686,950	$10.46	9,052,290
	—Series II	$128,640,292	$10.46	12,298,307
	—NAV	$1,508,845,044	$10.46	144,255,679

Total		$1,732,172,286		165,606,276

ADDITIONAL INFORMATION ABOUT THE FUNDS

Principal Risks of Investing in the Funds

The principal risks of investing in the Acquired and Acquiring Funds are summarized above in the description of each proposal and are further described below. Unless otherwise indicated below or in the applicable descriptions above, the applicable Acquired and Acquiring Funds may invest directly or indirectly (i.e., through investments in underlying funds, in the case of the funds that invest in a master fund) in all the types of securities described and each risk is applicable to all of the Acquired and Acquiring Funds. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Customer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the SEC; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk (American Blue Chip Income and Growth Trust, American Growth-Income Trust, International Opportunities Trust and International Growth Stock Trust only)

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or

Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (“S&P”), or “determined” by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub- divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed investments risk (International Opportunities Trust, Total Bond Market Trust A and Total Bond Market Trust B only)

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and ask prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Credit and counterparty risk”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government’s support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crisis in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk (All funds except Total Bond Market Trust A and Total Bond Market Trust B)

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate.

Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.    Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.    Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (“ETFs”) risk (500 Index Trust, 500 Index Trust B, International Equity Index Trust A, International Equity Index Trust B, Total Bond Market Trust A and Total Bond Market Trust B only)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk (International Opportunities Trust, Total Bond Market Trust A and Total Bond Market Trust B only)

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.    Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.    Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk.    Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.    Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

•

Risk to principal and income.    Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•

Price volatility.    The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•

Liquidity.    The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•

Dependence on subadviser’s own credit analysis.    While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.    Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.    Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.    Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.    Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.    Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the JHVIT SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the JHVIT SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk (International Opportunities Trust only)

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index management risk (500 Index Trust, 500 Index Trust B, International Equity Index Trust A, International Equity Index Trust B, Total Bond Market Trust A and Total Bond Market Trust B only)

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk (International Opportunities Trust only)

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk (All funds except American Blue Chip Income and Growth Trust, American Growth-Income Trust and International Growth Stock Trust)

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk (All funds except Total Bond Market Trust A and Total Bond Market Trust B)

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Lower-rated fixed-income securities risk (International Opportunities Trust only)

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk (International Equity Index Trust A, International Equity Index Trust B, International Opportunities Trust and International Growth-Stock Trust only)

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk (International Opportunities Trust, Total Bond Market Trust A and Total Bond Market Trust B only)

Mortgage-backed securities.    Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.    A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.    Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Additional Information About the Funds’ Investment Policies

Subject to certain restrictions and except as noted below or in the fund descriptions above, the Acquired and Acquiring Funds may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement

(typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the JHVIT SAI.

Additional Information about Each JHVIT Feeder Fund’s and Each American Funds Master Fund’s Investments

Master-Feeder Structure

Each of American Blue Chip Income and Growth Trust and American Growth-Income Trust (the “JHVIT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHVIT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”).

Each JHVIT Feeder Fund’s master fund is listed below:

JHVIT Feeder Fund	American Funds Master Fund
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)

Each master fund may have other shareholders, each of which will pay its proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHVIT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including a JHVIT Feeder Fund.

Each JHVIT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHVIT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHVIT Feeder Fund, which may include: (a) investing all of the assets of the JHVIT Feeder Fund in another master fund; (b) electing to have another adviser manage the assets directly (either as an adviser to the JHVIT Feeder Fund or as a subadviser to the JHVIT Feeder Fund with JHIMS as the adviser); or (c) taking other appropriate action. A withdrawal by a JHVIT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHVIT Feeder Fund. Should such a distribution occur, the JHVIT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHVIT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the JHVIT Feeder Fund.

Because each JHVIT Feeder Fund invests substantially all of its assets in a master fund, the JHVIT Feeder Fund will bear the fees and expenses of both the JHVIT Feeder Fund and the master fund. Therefore, JHVIT Feeder Fund fees and expenses may be higher than those of a fund that invests directly in securities.

Investors in a JHVIT Feeder Fund are sent the prospectus for the corresponding master fund, as well as the Prospectus of the JHVIT Feeder Fund, each of which is available upon request.

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master funds, which is available upon request.

Advisory Arrangements

Because the JHVIT Feeder Funds invest solely in corresponding master funds, they do not have an investment adviser. The master funds’ prospectus, a copy of which is available upon request, describes the master funds’ advisory arrangements.

CRMC serves as investment adviser to each American Funds Master Fund and to other mutual funds, including the American Funds.

CRMC, the Subadvisers and Portfolio Managers

Set forth below, alphabetically by name, is information about the subadvisers and the portfolio managers for the Acquired and Acquiring Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The JHVIT SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or change the subadvisory fee of an affiliated subadviser without shareholder approval. Depending on the specific circumstances, however, the funds may rely on certain SEC staff no-action positions to appoint an affiliated subadviser or change subadvisory fees without shareholder approval.

CRMC (Master Funds Corresponding to American Blue Chip Income and Growth Trust and American Growth-Income Trust)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the master funds are:

Portfolio Counselor for the Series/Title (If Applicable)	Primary Title with Investment Adviser (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund(s)
James K. Dunton Vice Chairman of the Board	Senior Vice President — Capital Research Global Investors Investment professional for 49 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Master Growth- Income Fund and Master Blue Chip Income and Growth Fund

Portfolio Counselor for the Series/Title (If Applicable)	Primary Title with Investment Adviser (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund(s)
Donald D. O’Neal President and Trustee	Senior Vice President — Capital Research Global Investors Investment professional for 26 years in total, all with CRMC or affiliate	Serves as an equity portfolio counselor for Master Growth- Income Fund

C. Ross Sappenfield Senior Vice President	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Master Growth- Income Fund and Blue Chip Income and Master Growth Fund

Christopher D. Buchbinder	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Master Blue Chip Income and Growth Fund

J. Blair Frank	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio counselor for Master Growth- Income Fund

Claudia P. Huntington	Senior Vice President — Capital Research Global Investors Investment professional for 38 years in total; 36 years with CRMC or affiliate	Serves as an equity portfolio counselor for Master Growth- Income Fund

Portfolio Counselor for the Series/Title (If Applicable)	Primary Title with Investment Adviser (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund(s)
James B. Lovelace	Senior Vice President — Capital Research Global Investors. Investment professional for 29 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Master Blue Chip Income and Growth Fund

Dylan J. Yolles	Senior Vice President — Capital Research Global Investors Investment professional for 14 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Master Growth- Income Fund

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the JHVIT SAI.

Declaration (Total Bond Market Trust A and Total Bond Market Trust B)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO 435 is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers
Total Bond Market Trust A	Peter Farley, CFA
Joshua Kuhnert, CFA

Total Bond Market Trust B	Peter Farley, CFA
Joshua Kuhnert, CFA

•

Peter Farley, CFA.    Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.

•

Joshua Kuhnert, CFA.    Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios. Prior to 2007, Mr. Kuhnert was employed by ASB Capital Management, Commonwealth Advisors and Tricon Energy.

Invesco (International Opportunities Trust and International Growth Stock Trust)

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment adviser since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. As of June 30, 2012, Invesco Ltd. managed approximately $646.6 billion.

Fund	Portfolio Managers
International Opportunities Trust and	Clas Olsson

International Growth Stock Trust	Barrett Sides Shuxin Cao Jason Holzer Matthew Dennis

•	Clas Olsson. Lead Portfolio Manager (with respect to the fund’s investments in Europe and Canada), who has been with the Invesco and/or its affiliates since 1994.

•	Barrett Sides. Lead Portfolio Manager (with respect to the fund’s investments in Asia Pacific and Latin America), who has been with Invesco and/or its affiliates since 1995.

•	Shuxin Cao. Portfolio Manager, who has been with Invesco and/or its affiliates since 1997.

•	Jason Holzer. Portfolio Manager, who has been with Invesco and/or its affiliates since 1996.

•	Matthew Dennis. Portfolio Manager, who has been with Invesco and/or its affiliates since 2000.

John Hancock Asset Management (North America) (500 Index Trust and 500 Index Trust B)

John Hancock Asset Management (North America) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadviser as well as other portfolios advised by the Adviser. John Hancock Asset

Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of Manulife Asset Management, Ltd is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers
500 Index Trust	Carson Jen
Narayan Ramani

500 Index Trust B	Carson Jen
Narayan Ramani

•	Carson Jen. Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Ltd in 1997.

•	Narayan Ramani. Assistant Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Ltd in 1998.

SSgA FM (International Equity Trust A and International Equity Trust B)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an SEC registered investment adviser and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of June 30, 2012, SSgA FM had over $250 billion in assets under management. SSgA FM and other State Street advisory affiliates make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

International Equity Index Trust A and International Equity Index Trust B are managed by SSgA’s Global Equity Beta Solutions Team. Portfolio managers Thomas Coleman and Karl Schneider are jointly and primarily responsible for the day-to-day management of International Equity Trust A and International Equity Trust B.

Fund	Portfolio Managers
International Equity Index Trust A	Thomas Coleman, CFA
Karl Schneider

International Equity Index Trust B	Thomas Coleman
Karl Schneider

•	Thomas Coleman, CFA. Vice President; joined SSgA FM in 1998. Mr. Coleman is a Vice President of State Street Global Advisors and a

Senior Portfolio Manager in the Global Equity Beta Solutions (“GEBS”) investment team. Within this team, Tom is the Emerging Markets Strategy leader and as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international strategies, including MSCI Emerging and ACWI, as well as S&P Emerging Markets. Tom is also responsible for domestic strategies benchmarked to Russell, Standard & Poor’s, and NASDAQ Indices.

•

Karl Schneider.    Vice President Principal; joined SSgA FM in 1997. Mr. Schneider is a Vice President of State Street Global Advisors and Head of US Equity Strategies for the GEBS, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He joined State Street in 1996. Karl is also a member of the SSgA Derivatives Committee and part of the portfolio management team for the SSgA S&P 500 Index Mutual Fund and the SSgA IAM Shares Mutual Fund.

Rule 12b-1 Fees

JHVIT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for Series I, Series II, and Series III shares of each of the funds (as applicable). NAV shares are not subject to Rule 12b-1 fees.

Series I, Series II and Series III shares of American Blue Chip Income and Growth Trust and American Growth-Income Trust are subject to Rule 12b-1 fees of 0.60%, 0.75% and 0.25% of Series I, Series II and Series III share average daily net assets, respectively. Series I and Series II shares of 500 Index Trust, 500 Index Trust B, International Equity Index Trust A, International Equity Index Trust B, International Opportunities Trust, International Growth Stock Trust, Total Bond Market Trust A and Total Bond Market Trust B are subject to Rule 12b-1 fees of 0.05% and 0.25% of Series I and Series II share average daily net assets, respectively.

Rule 12b-1 fees will be paid to JH Distributors or any successor thereto (the “Distributor”). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and the Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

Dividends and Distributions

The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are the same. JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Purchase and Redemption of Shares

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Shares of each fund are so offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the

NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•

an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHVIT.

Due to differences in tax treatments and other considerations, the interests of holder of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV.    The NAV of each fund’s share class is determined once daily as of the close of regular trading of the NYSE (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

Each share class of each fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities.    Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities.    If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the foreign market, and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•

announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading, and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures applied to transactions by variable contract owners and adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment, i.e., Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHVIT; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1. funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

2. funds with significant investments in high yield securities that are infrequently traded; and

3. funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Tax Matters

The following is a summary of some important tax issues that affect JHVIT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHVIT or the funds. More information about taxes is located in the JHVIT SAI under the heading — “Additional Information Concerning Taxes.” You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes and their impact on your personal tax liability.

Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts.     JHVIT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Code and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short- term capital loss. Unless an exception applies, each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHVIT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHVIT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•

would be treated as owning shares of the fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

•	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts.     Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHVIT, including the application of state and local taxes.

Foreign Investments.     When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHVIT.

Tax Implications for Insurance Contracts With Investments Allocated to JHVIT.    For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHVIT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the JHVIT SAI for additional information on taxes.

Policy Regarding Disclosure of Fund Portfolio Holdings

The JHVIT SAI contains a description of JHVIT’s policies and procedures regarding disclosure of fund portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings.”)

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC-registered separate accounts may use JHVIT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock USA and John Hancock NY (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHVIT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHVIT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHVIT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

SHAREHOLDERS AND VOTING INFORMATION

Shareholders of JHVIT

JHVIT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts issued by such companies, certain entities affiliated with the insurance companies and those funds of JHVIT that operate as funds of funds and invest in other JHVIT funds (the “Funds of Funds”). Only shares of a particular fund are entitled to vote on matters that affect only the interests of that fund.

As of the Record Date, shares of JHVIT were legally owned by John Hancock USA, John Hancock NY (collectively, the “Insurance Companies”) and the Funds of Funds.

The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund. As currently operated, the Funds of Funds have no power to exercise any discretion in voting these shares, and the power to dispose of the shares resides not with the Funds of Funds or with JHVIT but rather with the subadviser to each Fund of Funds as a result of its advisory arrangements. Under these circumstances, JHVIT does not view a Fund of Funds as being the beneficial owner of shares of Underlying Funds for purposes of the 1940 Act presumption of control. See “Solicitation of Proxies and Voting Instructions” below.

John Hancock USA is a stock life insurance company existing under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. John Hancock NY is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of John Hancock USA and John Hancock NY is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. The ultimate parent entity of Manulife is Manulife Financial

Corporation (“MFC”), the holding company of Manulife and its subsidiaries, collectively known as “Manulife Financial.” The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

The number of votes eligible to be cast at the Meeting or outstanding with respect to each fund, the percentage ownership of the outstanding shares of each fund by each of the Insurance Companies and by the Funds of Funds, and other share ownership information, as of the Record Date, are set forth below under “Outstanding Shares and Share Ownership.”

Voting Procedures

Proxies from shareholders may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHVIT at 601 Congress Street, Boston, Massachusetts 02210; (ii) signing and returning a new proxy, in each case if received by JHVIT by October 3, 2012; or (iii) attending the Meeting and voting shares. All valid proxies will be voted in accordance with specifications thereon, or in the absence of specifications, for approval of all applicable Proposals. Instructions from contract owners may be revoked by: (i) mailing written instructions addressed to the Secretary of JHVIT at 601 Congress Street, Boston, Massachusetts 02210; or (ii) signing and returning a new voting instructions form, in each case if received by JHVIT by October 3, 2012.

Quorum; Definition of a Majority of Outstanding Voting Securities.    Shareholders of record at the close of business on the Record Date will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the outstanding shares of JHVIT (or of a fund or class of shares of a fund, as applicable) at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting. A Majority of the Outstanding Voting Securities (defined below) of JHVIT (or of a fund or class of shares of a fund, as applicable) is required to approve a proposal. As used in this Proxy Statement/Prospectus, the vote of a “Majority of the Outstanding Voting Securities” means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of a fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy; or

(2) more than 50% of the outstanding voting securities of the fund.

Shareholders are entitled to one vote for each Series I, Series II and NAV share held and fractional votes for fractional shares held. No shares have cumulative voting rights.

In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more proposals in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting generally will require the affirmative vote of the holders of a majority of JHVIT’s shares cast at the Meeting, and any adjournment with respect to a proposal will require the affirmative vote of the holders of a majority of the shares entitled to vote on the proposal cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion. Because shares for which voting instructions are not timely received will nevertheless be voted in proportion to votes each of John Hancock USA and John Hancock NY receives, all shares will be voted at the meeting and thus the presence of a quorum is assured.

Abstentions.    Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.

Cost of Preparation and Distribution of Proxy Materials.    With respect to the Reorganization of each Acquired Fund and its corresponding Acquiring Fund, the costs of the preparation of these proxy materials and their distribution will be borne by the Acquired Funds, except for such costs with respect to the Reorganization involving International Opportunities Trust, the expenses of which will be borne by the Acquired and Acquiring Funds based on relative asset levels as of April 30, 2012. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHVIT, the Adviser or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies.

Fund Voting.    There will be a separate vote of each Acquired Fund. Shares of an Acquired Fund will vote in the aggregate, and not by class of shares, with respect to the proposal applicable to that fund.

Solicitation of Proxies and Voting Instructions

JHVIT is soliciting proxies from the shareholders of the Acquired Funds, including the Insurance Companies, which have the right to vote upon matters that may be voted upon at a special shareholders’ meeting. The Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in their separate accounts that are registered with the SEC under the 1940 Act (“Registered Accounts”) and that hold shares of the Acquired Funds to be voted at the Meeting, and will solicit voting instructions from those contract owners.

Each Insurance Company will vote shares of the Acquired Funds held in its Registered Accounts: (i) for which timely voting instructions are received from contract owners, in accordance with such instructions; and (ii) for which no voting instructions are timely received, in the same proportion as the instructions received from contract owners participating in all its Registered Accounts. The Insurance Companies will vote all other shares of the Acquired Funds held by them in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts. In addition, JHVIT will vote shares of the Acquired Funds held by a Fund of Funds in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts that invest in that Acquired Fund. The effect of proportional voting as described above is that a small number of contract owners can determine the outcome of the voting.

OUTSTANDING SHARES AND SHARE OWNERSHIP

Acquired Funds

As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to Series I, Series II, Series III and NAV shares (as applicable) of each Acquired Fund, and the percentage ownership thereof by John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

Acquired Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes	Percentage of Shares Held by
				JH USA	JH NY	Funds of Funds*
500 Index Trust	Series I	95,323,470.718	95,323,470.718	94.5%	5.5%	N/A
	Series II	4,082,702.896	4,082,702.896	80.0%	20.0%	N/A
	NAV	46,777,900.143	46,777,900.143	31.7%	0.3%	68.0%
American Blue Chip Income and Growth Trust	Series I	1,619,441.508	1,619,441.508	96.5%	3.5%	N/A
	Series II	5,752,644.403	5,752,644.403	88.8%	11.2%	N/A
	Series III	14,378,870.144	14,378,870.144	99.6%	0.4%	N/A
International Equity Index Trust A	Series I	25,400,144.118	25,400,144.118	93.7%	6.3%	N/A
	Series II	3,057,603.169	3,057,603.169	85.3%	14.7%	N/A
	NAV	1,302,289.015	1,302,289.015	96.8%	3.2%	N/A
International Opportunities Trust	Series I	228,938.604	228,938.604	93.8%	6.2%	N/A
	Series II	2,132,102.512	2,132,102.512	89.6%	10.4%	N/A
	NAV	14,648,301.246	14,648,301.246	15.3%	0.3%	84.4%
Total Bond Market Trust A	Series I	8,057,985.451	8,057,985.451	92.9%	7.1%	N/A
	Series II	9,200,659.160	9,200,659.160	95.2%	4.8%	N/A
	NAV	29,804,772.011	29,804,772.011	29.6%	0.2%	70.1%

*	Represents the aggregate percentage ownership of the Funds of Funds.

As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of any of the Acquired Funds.

Acquiring Funds

As of the Record Date, the number of shares outstanding with respect to Series I, Series II, Series III and NAV shares (as applicable) of each Acquiring Fund, and the percentage ownership thereof by each of John Hancock USA, John Hancock NY and collectively by the Funds of Funds are set forth below:

Acquiring Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes†	Percentage of Shares Held by
				JH USA	JH NY	Funds of Funds*
500 Index Trust B	NAV	51,127,184.564		98.9%	1.1%	N/A
American Growth-Income Trust	Series I	12,403,895.241		95.9%	4.1%	N/A
	Series II	48,758,846.982		86.6%	13.4%	N/A
	Series III	4,970,707.293		99.8%	0.2%	N/A
International Equity Index Trust B	NAV	20,494,044.678		98.0%	2.0%	N/A
International Growth Stock Trust	NAV	21,058,085.852		N/A	N/A	100%
Total Bond Market Index Trust B	NAV	15,149,527.808		99.9%	0.1%	N/A

†	Shareholders of the Acquiring Funds are not eligible to vote on any proposal.

*	Represents the aggregate percentage ownership of the Funds of Funds.

As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of any of the Acquiring Funds.

FINANCIAL STATEMENTS

The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2011 (File Nos. 2-94157; 811-04146) have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The financial highlights of the Acquired and Acquiring Funds as of December 31, 2011 are included in Appendix B to this Proxy Statement/Prospectus.

JHVIT will furnish, without charge, a copy of its Annual Report for the fiscal year ended December 31, 2011, to any shareholder or contract owner upon request. To obtain a report, please contact JHVIT by calling 1-800-344-1029 or by writing to JHVIT at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Charles Rizzo. JHVIT’s Semi-Annual Report for the six-month period ended June 30, 2012 is expected to be mailed to shareholders on or about August 30, 2012. JHVIT’s Annual Report for the fiscal year ended December 31, 2011 was filed with the SEC on March 8, 2012.

LEGAL MATTERS

Certain matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116.

OTHER MATTERS

The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

JHVIT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHVIT must be received by JHVIT a reasonable time before JHVIT’s solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF TRUSTEES

August 27, 2012

Boston, Massachusetts

It is important that voting instructions be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign and date the Voting Instructions Form and return it in the enclosed envelope.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made this      day of                 , 20    , by John Hancock Variable Insurance Trust (“JHVIT”), a Massachusetts business trust, on behalf of each “Acquired Fund” and its corresponding “Acquiring Fund” listed below, all of which are separate series or funds of JHVIT, and, for purposes of Sections 1(a)(ii) and 9 of the Plan only, by John Hancock Investment Management Services, LLC (“JHIMS”), the investment adviser to JHVIT:

Acquired Fund	Corresponding Acquiring Fund

500 Index Trust	500 Index Trust B

American Blue Chip Income and Growth Trust	American Growth-Income Trust

International Equity Index Trust A	International Equity Index Trust B

International Opportunities Trust	International Growth Stock Trust
Total Bond Market Trust A	Total Bond Market Trust B

This Plan shall be deemed to be a separate agreement by JHVIT on behalf of each Acquired Fund and its corresponding Acquiring Fund. As used herein, unless otherwise stated or the context otherwise requires, each Acquired Fund and its corresponding Acquiring Fund are, respectively, the “Acquired Fund” and the “Acquiring Fund.”

WHEREAS, JHVIT intends to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of all assets, known or unknown, fixed or contingent, subject to all of the liabilities, known or unknown, fixed or contingent, of the Acquired Fund in exchange for Series I, Series II, Series III and NAV voting shares (as applicable) of beneficial interest, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares (the “Reorganization”); and

WHEREAS, the Board of Trustees of JHVIT (the “Board”) has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of each such series, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such series (“contract owners”), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the mutual promises herein contained, JHVIT on behalf of, respectively, the Acquired Fund and the Acquiring Fund, hereto agrees as follows:

1.	Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Liquidation of the Acquired Fund

(a) Plan of Reorganization.

(i) JHVIT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all known or unknown, fixed or contingent assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and other assets). In consideration thereof, JHVIT on behalf of the Acquiring Fund will (A) assume and pay, all of the known or unknown, fixed or contingent obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I, Series II, Series III and NAV (as applicable) shares of beneficial interest of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I, Series II, Series III and NAV shares of beneficial interest (as applicable), par value $.01 per share, of the Acquired Fund (“Acquired Fund Shares”) held in the treasury of JHVIT at the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof) shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b)(i) hereof (the “Exchange Date”). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the “Custodian”), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of the Custodian shall be conclusive and binding on all parties in interest.

(ii) JHIMS has advised JHVIT that, in the case of American Blue Chip Income and Growth Trust (Acquired Fund), which is a feeder fund that invests all of its investment assets in a series of American Funds Insurance Series (the “BCIG Master Fund”), the Acquired Fund may, but is not required to, redeem all of its shares of the BCIG Master Fund pro rata in kind prior to the Reorganization and, because of potential differences between the holdings of the BCIG Master Fund and the master fund into which the corresponding Acquiring Fund, American Growth-Income Trust (Acquiring Fund), invests all of its investment assets, which is a series of American Funds Insurance Series (the “AG-I Master Fund”), a fund officer may direct the purchase and sale of Acquired Fund securities so that its portfolio holdings will consist of cash and/or securities that more closely reflect those of the AG-I Master Fund in connection with the Reorganization.

(iii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (“Acquired Fund shareholders”) as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series I, Series II, Series III and NAV shares (as applicable) of the Acquired Fund, will receive, respectively, the corresponding Series I, Series II, Series III and NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange. The exchange of the Acquired Fund’s shares for the Acquiring Fund’s shares shall constitute a full cancellation of those shares and shall terminate any continuing rights of the holders of such Acquired Fund shares as such.

(iv) As soon as practicable after the Effective Time of the Reorganization, JHVIT shall take all the necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.

(b) Exchange Date and Effective Time of the Reorganization.

(i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) (the “Effective Time of the Reorganization”) on the day (the “Exchange Date”) which is the later of: (A) the final adjournment of the meeting of the holders of Acquired Fund shares at which this Plan will be considered; (B) November 2, 2012; or (C) such later day as any one or more of the officers of JHVIT may determine.

(ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization, unless otherwise provided.

(iii) In the event that on the proposed Exchange Date: (A) the NYSE shall be closed to trading or trading thereon shall be restricted; or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

(iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

(c) Valuation.

(i) The net asset value per share of Series I, Series II, Series III and NAV shares (as applicable) of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I, Series II, Series III and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of Series I, Series II, Series III and NAV shares (as applicable) of the Acquiring Fund shall be computed by the Custodian in the manner set forth in the Declaration of Trust or JHVIT’s By-laws (the “By-laws”) and then-current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in the Declaration of Trust or By-laws and then-current prospectus and statement of additional information.

(ii) The number of Series I, Series II, Series III and NAV shares (as applicable) of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund’s assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II, Series III and NAV shares (as applicable) of the Acquiring Fund, both as determined in accordance with Section 1(c)(i).

(iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

2.	Representations and Warranties of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund represents and warrants as follows:

(a) Organization, Existence, etc.    JHVIT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company.    JHVIT is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents.    The current prospectus of JHVIT dated April 30, 2012, as supplemented, and the current statement of additional information of JHVIT dated April 30, 2012, as supplemented, and as each may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization.    JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements.    The financial statements of the Acquiring Fund for the fiscal year ended December 31, 2011, which have been audited by the independent registered public accounting firm retained by JHVIT, and the financial statements of the Acquiring Fund for the six months ended June 30, 2012, which have not been audited, in each case fairly present the financial position of the Acquiring Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles (“GAAP”).

(f) Shares to be Issued Upon Reorganization.    The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series).

(g) Authority Relative to this Plan.    JHVIT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

(h) Liabilities.    There are no known liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2012 or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

(i) No Material Adverse Change.    Since June 30, 2012, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(j) Litigation.    There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened which, if adversely determined, would materially and adversely affect the Acquiring Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquiring Fund, pending or threatened, other than routine inspections and audits.

(k) Contracts.    No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHVIT is subject.

(l) Taxes.    All federal and other income tax returns of the Acquiring Fund required to be filed by JHVIT have been filed for all taxable years to and including December 31, 2011, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Fund have been paid so far as due. The Acquiring Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquiring Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(m) No Approvals Required.    Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Fund of the Reorganization, except such as have been obtained as of the date hereof.

3.	Representations and Warranties of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund represents and warrants as follows:

(a) Organization, Existence, etc.    JHVIT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company.    JHVIT is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents.    The current prospectus of JHVIT dated April 30, 2012, as supplemented, and the current statement of additional information of JHVIT dated April 30, 2012, as supplemented, and as each may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization.    JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHVIT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible by their terms into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHVIT). All of the Acquired Fund’s issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements.    The financial statements of the Acquired Fund for the fiscal year ended December 31, 2011, which have been audited by the independent registered public accounting firm retained by JHVIT, and the financial statements of the Acquired Fund for the six months ended June 30, 2012, which have not been audited, in each case fairly present the financial position of the Acquired Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

(f) Authority Relative to this Plan.    JHVIT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

(g) Liabilities.    There are no known liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund’s financial statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2012 or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.

(h) No Material Adverse Change.    Since June 30, 2012, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(i) Litigation.    There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened which, if adversely determined, would materially and adversely affect the Acquired Fund’s assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquired Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquired Fund, pending or threatened, other than routine inspections and audits.

(j) Contracts.    JHVIT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to JHVIT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

(k) Taxes.    All federal and other income tax returns of the Acquired Fund required to be filed by JHVIT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2011, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquired Fund have been paid so far as due. The Acquired Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquired Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3)

as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(l) No Approvals Required.    Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquired Fund of the Reorganization, except such as have been obtained as of the date hereof.

4.	Covenants of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund covenants to the following:

(a) Registration Statement.    On behalf of the Acquiring Fund, JHVIT shall file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the “Regulations”) and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the “Prospectus”) and statement of additional information (the “SAI”) included therein, as amended or supplemented by any amendments or supplements filed by JHVIT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(b) Cooperation in Effecting Reorganization.    JHVIT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

(c) Operations in the Ordinary Course.    Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.	Covenants of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund covenants to the following:

(a) Meeting of the Acquired Fund’s Shareholders.    JHVIT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.

(b) Portfolio Securities.    With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund’s assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the Acquiring Fund with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHVIT, on behalf of the Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHVIT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the “Schedule”). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

(c) Registration Statement.    In connection with the preparation of the Registration Statement, JHVIT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and SAI). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired

Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and SAI, as amended or supplemented by any amendments or supplements filed by JHVIT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or SAI made in reliance upon and in conformity with information furnished by JHVIT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or SAI as provided in this Section 5(c).

(d) Cooperation in Effecting Reorganization.    JHVIT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

(e) Operations in the Ordinary Course.    Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

(f) Statement of Earnings and Profits.    As promptly as practicable, but in any case within 60 days after the Exchange Date, JHVIT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

6.	Conditions Precedent to Obligations of JHVIT on Behalf of the Acquired Fund

The obligations of JHVIT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders.    This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter (“Acquired Shareholder Approval”).

(b) Covenants, Warranties and Representations.    With respect to the Acquiring Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since June 30, 2012.

(c) Regulatory Approval.    The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the “Regulatory Approvals”).

(d) Tax Opinions.    JHVIT shall have received one or more opinions of Dechert LLP, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVIT that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund (the “Tax Opinions”). For purposes of rendering its opinion, Dechert LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and SAI, and on such other written representations verified as of the Effective Time of the Reorganization.

7.	Conditions Precedent to Obligations of JHVIT on Behalf of the Acquiring Fund

The obligations of JHVIT on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders.    The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.

(b) Covenants, Warranties and Representations.    With respect to the Acquired Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2011.

(c) Portfolio Securities.    All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by JHIMS (or, at its discretion, by the subadviser for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.

(d) Regulatory Approval.    The Regulatory Approvals shall have been obtained.

(e) Distribution of Income and Gains.    JHVIT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund’s investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

(f) Tax Opinions.    JHVIT shall have received the Tax Opinions.

(g) Financial Statements.    The financial statements of JHVIT for the fiscal year ended December 31, 2011 shall have been audited by the independent registered public accounting firm retained by JHVIT. In addition, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan: (i) the representations and warranties of JHVIT on behalf of the Acquired Fund set forth in Sections 3(e) and (g) of this Plan are true and correct as to the financial statements referred to in the first sentence of this Section 7(g); and (ii) the representation and warranty set forth in the first sentence of Section 3(k) of this Plan are true and correct as to all taxable years to and including December 31, 2011.

8.	Amendments; Terminations; No Survival of Covenants, Warranties and Representations

(a) Amendments.    JHVIT may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made which substantially changes the terms hereof. Notwithstanding the foregoing, this Plan may be deemed to be amended as provided in Section 12 hereof.

(b) Waivers.    At any time prior to the Effective Time of the Reorganization, JHVIT, on behalf of either or both of the Acquired and

Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Fund or series contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or series contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

(c) Termination.    This Plan may be terminated by JHVIT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that either the Board of Trustees or one or more of the officers of JHVIT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds or for any other reason.

(d) Unless JHVIT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on November 2, 2013 if the Effective Time of the Reorganization is not on or prior to such date.

(e) Survival.    No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9.	Expenses

With respect to each Acquired Fund and its corresponding Acquiring Fund other than International Opportunities Trust and International Growth Stock Trust, the expenses of the Reorganization will be borne solely by the Acquired Fund. The expenses of the Reorganization of International Opportunities Trust and International Growth Stock Trust will be borne by both the Acquired Fund and the Acquiring Fund based upon their respective assets as of April 30, 2012. If the Reorganization is not consummated as to an Acquired Fund or Acquiring Fund, the expenses of the Reorganization as to that Acquired Fund or Acquiring Fund, as applicable, will be paid by JHIMS. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs relating to the Reorganization.

10.	Reliance

All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Funds, the Acquiring Funds and JHVIT notwithstanding any investigation made by such party or on its behalf.

11.	Headings; Counterparts; Governing Law; Assignment

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(d) This Plan shall bind and inure to the benefit of JHVIT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name “John Hancock Variable Insurance Trust” is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with JHVIT must look solely to JHVIT’s property for the enforcement of any claims against JHVIT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHVIT. No series of JHVIT shall be liable for claims against any other series of JHVIT.

12.	Conversion to Limited Liability Company

In the event that, prior to the filing of the Registration Statement with the Commission, the effective date thereof or the Effective Time of the Reorganization, JHVIT converts from a Massachusetts business trust to a Delaware limited liability company, to be known as John Hancock Variable Insurance Portfolios, LLC (“JHVIP”), pursuant to a Plan of Conversion approved by shareholders of JHVIT and in accordance with the provisions of Section 18-214 of the Delaware Limited Liability Company Act, then this Plan shall be deemed to be the Plan of JHVIP and to be amended as necessary or appropriate for such purpose, including as follows:

(a) References to, representations by and covenants of JHVIT (including representations by JHVIT that it is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts) shall be deemed to be, respectively, references to, representations by and covenants of JHVIP (including representations by JHVIP that it is a Delaware limited liability company that is duly organized, validly existing and in good standing under the laws of the State of Delaware);

(b) The Acquired Funds and their corresponding Acquiring Funds shall be deemed to be the following:

Acquired Fund	Corresponding Acquiring Fund
500 Index Fund	500 Index Fund B
American Blue Chip Income and Growth Fund	American Growth-Income Fund
International Equity Index Fund A	International Equity Index Fund B
International Opportunities Fund	International Growth Stock Fund
Total Bond Market Fund A	Total Bond Market Fund B

(c) References to the “shares” or “shares of beneficial interest, par value $.01 per share,” of JHVIT or the Acquired or Acquiring Funds shall be deemed to be references to “shares” or “shares of limited liability company interest, without par value,” of JHVIP or the Acquired or Acquiring Funds;

(d) References to the Board of Trustees and officers of JHVIT shall be deemed to be references to, respectively, the Board of Directors and officers of JHVIP;

(e) References to the Declaration of Trust and Bylaws of JHVIT and to the “laws of Massachusetts” (or the “laws of the Commonwealth of Massachusetts”) or “Massachusetts law” shall be deemed to be, respectively, references to the Limited Liability Company Operating Agreement of JHVIP and to the “laws of Delaware” (or the “laws of the State of Delaware”) or “Delaware law,” including for purposes of Section 11(c) of the Plan;

(f) Section 11(e) of the Plan shall be deemed to be deleted; and

(g) the individuals executing this Plan in their capacities as authorized officers of JHVIT shall be deemed to have executed this Plan in their capacities as authorized officers of JHVIP.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

JOHN HANCOCK VARIABLE INSURANCE TRUST,
on behalf of each Acquired Fund

BY:
Name:
Title:

JOHN HANCOCK VARIABLE INSURANCE TRUST,
on behalf of each Acquiring Fund

BY:
Name:
Title:

For purposes of Sections 1(a)(ii) and 9 of this Plan only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

BY:
Name:
Title:

Appendix B

FINANCIAL HIGHLIGHTS OF THE FUNDS

The financial highlights tables for the Acquired and Acquiring Funds are intended to help investors understand the financial performance of each fund for the past five years (or since inception in the case of a fund in operation for less than five years). Because Series I and Series II shares of 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (all Acquiring Funds) have not commenced operations, there are no financial highlights to report for such shares. Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular fund (assuming reinvestment of all dividends and distributions). The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2011 (File Nos. 2-94157 and 811-04146) have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. Copies of the Annual Report are available on request as described above.

The performance information included in the “Financial Highlights” does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

500 INDEX TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
	Income (loss) from investment operations					Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES I
12-31-2011	11.01	0.18	[1]	(0.01)	0.17	0.17	(0.03)	—	(0.20)	10.98	1.57	[2]	0.53	0.53	1.58	1,045	4
12-31-2010	9.74	0.15	[1]	1.27	1.42	(0.15)	—	—	(0.15)	11.01	14.58	[2]	0.53	0.53	1.52	1,089	5
12-31-2009	7.87	0.15	[1]	1.87	2.02	(0.15)	—	—	(0.15)	9.74	25.74	[2]	0.54	0.54	1.84	986	3
12-31-2008	12.64	0.19	[1]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87	(37.21)[2]		0.54	0.54	1.78	795	4
12-31-2007	12.33	018	[1]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[2]	0.54	0.54	1.44	1,317	5
SERIES II
12-31-2011	10.97	0.15	[1]	— [3]	0.15	(0.15)	(0.03)	—	(0.18)	10.94	1.37	[2]	0.73	0.73	1.38	50	4
12-31-2010	9.71	0.13	[1]	1.25	1.38	(0.12)	—	—	(0.12)	10.97	14.28	[2]	0.73	0.73	1.32	57	5
12-31-2009	7.84	0.14	[1]	1.86	2.00	(0.13)	—	—	(0.13)	9.71	25.59	[2]	0.74	0.74	1.64	56	3
12-31-2008	12.59	0.17	[1]	(4.87)	(4.70)	(0.05)	—	—	(0.05)	7.84	(37.40)[2]		0.74	0.74	1.57	49	4
12-31-2007	12.26	0.16	[1]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[2]	0.74	0.74	1.24	95	5
SERIES NAV
12-31-2011	10.85	0.18	[1]	— [3]	0.18	(0.18)	(0.03)	—	(0.21)	10.82	1.65	[2]	0.48	0.48	1.64	4,944	4
12-31-2010	9.60	0.16	[1]	1.24	1.40	(0.15)	—	—	(0.15)	10.85	14.64	[2]	0.48	0.48	1.58	5,152	5
12-31-2009	7.75	0.15	[1]	1.85	2.00	(0.15)	—	—	(0.15)	9.60	25.94	[2]	0.49	0.49	1.88	4,440	3
12-31-2008	12.47	0.20	[1]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[2]		0.49	0.49	2.22	3,210	4
12-31-2007	12.16	0.19	[1]	0.42)	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[2]	0.49	0.49	1.53	370	5

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3.	Less than $0.005 per share.

500 INDEX TRUST B

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
	Income (loss) from investment operations					Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES NAV
12-31-2011	15.71	0.30	[1]	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87	[2]	0.49	0.25	1.86	845	4
12-31-2010	13.91	0.25	[1]	1.80	2.06	(0.26)	—	—	(0.26)	15.71	14.86	[2]	0.49	0.25	1.77	886	10
12-31-2009	11.24	0.25	[1]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	[2]	0.49	0.25	2.15	816	8
12-31-2008	18.51	0.32	[1]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.34)	11.24	(37.19)[2]		0.50	0.25	2.05	698	7
12-31-2007	18.13	0.32	[1]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2]	0.49	0.25	1.72	1,215	13

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
	Income (loss) from investment operations					Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES I
12-31-2011	11.35	0.06	[1,2]	(0.21)	(0.15)	(0.15)	—	—	(0.15)	11.05	(1.30)[3]	0.63	[4]	0.63	[4]	0.53	[1]	16	9
12-31-2010	10.26	0.18	[1,2]	1.05	1.23	(0.14)	—	—	(0.14)	11.35	12.01 [3]	0.64	[4]	0.64	[4]	1.72	[1]	43	12
12-31-2009	8.85	0.21	[1,2]	2.01	2.22	(0.15)	(0.66)	—	(0.81)	10.26	27.33	0.65	[4]	0.65	[4]	2.33	[1]	29	16
12-31-2008	14.88	0.24	[1,2]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.84	(36.72)	0.58	[4]	0.58	[4]	2.02	[1]	18	131
12-31-2007	18.29	0.40	[1,2]	(0.12)[5]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65	0.38	[4]	0.38	[4]	2.24	[1]	19	12
SERIES II
12-31-2011	11.35	0.12	[1,2]	(0.28)	(0.16)	(0.14)	—	—	(0.14)	11.05	(1.45)[3]	0.78	[4]	0.78	[4]	1.10	[1]	68	9
12-31-2010	10.27	0.12	[1,2]	1.09	1.21	(0.13)	—	—	(0.13)	11.35	11.75	0.79	[4]	0.79	[4]	1.12	[1]	82	12
12-31-2009	8.86	0.13	[1,2]	2.07	2.20	(0.13)	(0.66)	—	(0.79)	10.27	27.13	0.80	[4]	0.80	[4]	1.48	[1]	83	16
12-31-2008	14.87	0.17	[1,2]	(5.54)	(5.37)	(0.38)	(0.26)	—	(0.64)	8.86	(36.76)	0.71	[4]	0.71	[4]	1.39	[1]	76	131
12-31-2007	18.26	0.33	[1,2]	(0.08)[5]	0.25	(0.26)	(3.38)	—	(3.64)	14.87	1.48	0.53	[4]	0.53	[4]	1.85	[1]	156	12
SERIES III
12-31-2011	11.33	0.21	[1,2]	(0.32)	(0.11)	(0.19)	—	—	(0.19)	11.03	(0.95)[3]	0.28	[4]	0.28	[4]	1.85		165	9
12-31-2010	10.25	0.20	[1,2]	1.06	1.26	(0.18)	—	—	(0.18)	11.33	12.29 [3]	0.29	[4]	0.29	[4]	1.89		149	12
12-31-2009	8.84	0.27	[1,2]	1.98	2.25	(0.18)	(0.66)	—	(0.84)	10.25	27.79	0.30	[4]	0.30	[4]	2.93		106	16
12-31-2008	14.66	0.73	[1,2]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)	0.33	[4]	0.33	[4]	7.12	[1]	1	131

1.	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2.	Based on the average daily shares outstanding.

3.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4.	Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11,12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

5.	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

6.	The inception date for Series III shares is 1-2-08.

AMERICAN GROWTH-INCOME TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
	Income (loss) from investment operations					Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES I
12-31-2011	14.90	0.16	[1,2]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)[3]	0.62	[4]	0.62	[4]	1.10	[1]	197	5
12-31-2010	13.55	0.14	[1,2]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13 [3]	0.62	[4]	0.62	[4]	1.04	[1]	240	6
12-31-2009	11.53	0.23	[1,2]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	(30.79)	0.63	[4]	0.63	[4]	1.88	[1]	257	18
12-31-2008	19.53	0.22	[1,2]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)	0.55	[4]	0.55	[4]	1.39	[1]	19	15
12-31-2007	20.19	0.26	[1,2]	(0.66)	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	0.37	[4]	0.37	[4]	1.24	[1]	29	5
SERIES II
12-31-2011	14.88	0.15	[1,2]	(0.49)	(0.34)	(0.16)	—	—	(0.16)	14.38	(2.31)[3]	0.77	[4]	0.77	[4]	0.99	[1]	778	5
12-31-2010	13.54	0.13	[1,2]	1.35	1.48	(0.14)	—	—	(0.15)	14.88	10.91 [3]	0.77	[4]	0.77	[4]	0.92	[1]	928	6
12-31-2009	11.52	0.12	[1,2]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67	0.78	[4]	0.78	[4]	1.04	[1]	943	18
12-31-2008	19.50	0.20	[1,2]	(7.56)	(7.35)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)	0.69	[4]	0.69	[4]	1.22	[1]	836	15
12-31-2007	20.14	0.22	[1,2]	(0.66)	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	0.52	[4]	0.52	[4]	1.05	[1]	1,440	5
SERIES III
12-31-2011	14.87	0.23	[1,2]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)[3]	0.27	[4]	0.27	[4]	1.58	[1]	76	5
12-31-2010	13.52	0.21	[1,2]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51 [3]	0.27	[4]	0.27	[4]	1.51	[1]	79	6
12-31-2009	11.50	0.26	[1,2]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26	0.28	[4]	0.28	[4]	2.15	[1]	70	18
12-31-2008	19.30	0.84	,2	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)	0.29	[4]	0.29	[4]	6.24	[1]	12	15

1.	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2.	Based on the average daily shares outstanding.

3.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

4.	Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the Portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

5.	The inception date for Series III shares is 1-2-08.

6.	Not annualized.

7.	Annualized.

INTERNATIONAL EQUITY INDEX TRUST A

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

														Ratios and supplemental data
	Income (loss) from investment operations					Less distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)		Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES I
12-31-2011	11.07	0.26	[1]	(1.82)	(1.56)	(0.34)	(0.25)	—	(0.59)	8.92		(14.24)[2]		0.63		0.62		2.49		234	3
12-31-2010	14.55	0.25	[1]	0.73	0.98	(0.25)	(4.21)	—	(4.46)	11.07		10.87	[2]	0.62		0.62		2.04		299	12
12-31-2009	11.94	0.31	[1]	4.16	4.47	(1.86)	—	—	(1.86)	14.55		37.86	[2]	0.62		0.62		2.30		220	223	[3]
12-31-2008	22.38	0.53	[1]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[2]		0.62		0.62		2.93		159	9
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[4]	15.37	[2,4]	0.61		0.60		2.23		300	14
SERIES II
12-31-2011	11.08	0.24	[1]	(1.82)	(1.58)	(0.32)	(0.25)	—	(0.57)	8.93		(14.42)[2]		0.83		0.82		2.29		30	3
12-31-2010	14.55	0.22	[1]	0.74	0.96	(0.22)	(4.21)	—	(4.43)	11.08		10.72	[2]	0.82		0.82		1.86		43	12
12-31-2009	11.95	0.28	[1]	4.15	4.43	(1.83)	—	—	(1.83)	14.55		37.48	[2]	0.82		0.82		2.08		18	223	[3]
12-31-2008	22.36	0.50	[1]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[2]		0.82		0.82		2.74		15	9
12-31-2007	21.14	0.46	[1]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[4]	15.11	[2,4]	0.81		0.80		2.04		35	14
SERIES NAV
12-31-2011	11.05	0.26	[1]	(1.82)	(1.56)	(0.34)	(0.25)	—	(0.59)	8.90		(14.21)[2]		0.58		0.57		2.48		11	3
12-31-2010[5]	1457	0.15	[1]	0.81	0.96	(0.27)	(4.21)	—	(4.48)	11.05		10.78	[2,6]	0.57	[7]	0.57	[7]	2.04	[7]	12	12

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3.	Includes the impact of Redemption in kind transactions which amounted to 21% of the Portfolio Turnover.

4.	Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and the total return by less than 0.01% for Series I and Series II. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38 and $22.36 and 15.37% and 15.11% for Series I and Series II, respectively.

5.	The inception date for Series NAV shares is 5-3-10.

6.	Not annualized.

7.	Annualized.

INTERNATIONAL EQUITY INDEX TRUST B

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
	Income (loss) from investment operations					Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES NAV
12-31-2011	15.93	0.44	[1]	(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17	(13.99)[2]		0.58	0.34	2.86	273	3
12-31-2010	14.65	0.35	[1]	1.31	1.66	(0.38)	—	—	(0.38)	15.93	11.44	[2]	0.57	0.34	2.36	360	5
12-31-2009	11.16	0.35	[1]	3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65	38.80	[2]	0.58	0.34	2.85	347	33	[3]
12-31-2008	21.05	0.54	[1]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16	(44.36)[2]		0.58	0.34	3.18	304	12
12-31-2007	21.28	0.54	[1]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05	15.76	[2]	0.57	0.34	2.51	550	9

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3.	Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover.

INTERNATIONAL OPPORTUNITIES TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
	Income (loss) from investment operations					Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES I
12-31-2011	12.58	0.07	[1]	(2.07)	(2.00)	(0.09)	—	—	(0.09)	10.49	(15.92)[2]		1.01	1.01	0.62	3	105
12-31-2010	11.23	0.09	[1]	1.43	1.52	(0.17)	—	—	(0.17)	12.58	13.58	[2]	1.01	1.01	0.78	5	123
12-31-2009	8.24	0.08	[1]	3.01	3.09	(0.10)	—	—	(0.10)	11.23	37.55	[2]	0.98	0.98	0.78	5	119
12-31-2008	17.66	0.20	[1]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[2]		1.08	1.07	1.52	4	128
12-31-2007	18.15	0.23	[1]	(3.10)	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[2]	1.04	1.04	1.22	10	122
SERIES II
12-31-2011	12.63	0.05	[1]	(2.09)	(2.04)	(0.08)	—	—	(0.08)	10.51	(16.31)[2]		1.21	1.21	0.41	26	105
12-31-2010	11.27	0.07	[1]	1.43	1.50	(0.14)	—	—	(0.14)	12.63	13.39	[2]	1.21	1.21	0.63	39	123
12-31-2009	8.27	0.06	[1]	3.02	3.08	(0.08)	—	—	(0.08)	11.27	37.27	[2]	1.18	1.18	0.66	39	119
12-31-2008	17.69	0.16	[1]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[2]		1.28	1.28	1.14	32	128
12-31-2007	18.17	0.23	[1]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[2]	1.24	1.24	1.24	84	122
SERIES NAV
12-31-2011	12.58	0.08	[1]	(2.08)	(2.00)	(0.09)	—	—	(0.09)	10.49	(15.91)[2]		0.96	0.96	0.66	378	105
12-31-2010	11.22	0.10	[1]	1.43	1.53	(0.17)	—	—	(0.17)	12.58	13.75	[2]	0.96	0.96	0.93	445	123
12-31-2009	8.24	0.09	[1]	3.00	3.09	(0.11)	—	—	(0.11)	11.22	37.50	[2]	0.93	0.93	0.94	538	119
12-31-2008	17.66	0.18	[1]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[2]		1.03	1.02	1.36	474	128
12-31-2007	18.17	0.26	[1]	3.07	3.33	(0.31)	(3.53)		(3.84)	17.66	20.10	[2]	0.99	0.99	1.43	870	122

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

INTERNATIONAL GROWTH STOCK TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
	Income (loss) from investment operations					Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES NAV
12-31-2011	13.64	0.21	[1]	(1.18)	(0.97)	(0.16)	(0.03)	—	(0.19)	12.48	(7.12)[2]		0.98		0.98		1.60		227	27
12-31-2010[3]	12.50	—	[1,4]	1.14	1.14	—	—	—	—	13.64	9.12	[2,5]	1.05	[6]	1.05	[6]	0.02	[6]	157	8

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3.	The inception date for Series NAV shares is 9-16-10.

4.	Less than $0.005 per share.

5.	Not annualized.

6.	Annualized.

TOTAL BOND MARKET TRUST A

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
	Income (loss) from investment operations					Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid-in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES I
12-31-2011	13.78	0.42	[1]	0.55	0.97	(0.48)	—	—	(0.48)	14.27	7.06	[2]	0.54		0.54		2.97		95	21
12-31-2010	13.44	0.45	[1]	0.32	0.77	(0.43)	—	—	(0.43)	13.78	5.78	[2]	0.55		0.54		3.19		75	9
12-31-2009	13.36	0.48	[1]	0.11	0.59	(0.37)	(0.14)	—	(0.51)	13.44	4.43	[2]	0.55		0.55		3.58		61	39
12-31-2008	12.85	0.57	[1]	0.18	0.75	(0.21)	(0.03)	—	(0.24)	13.36	5.82	[2]	0.57		0.57		4.37		37	139
12-31-2007	12.55	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[2]	0.57		0.56		4.72		64	91
SERIES II
12-31-2011	13.82	0.39	[1]	0.55	0.94	(0.45)	—	—	(0.45)	14.31	6.84	[2]	0.74		0.74		2.77		129	21
12-31-2010	13.47	0.39	[1]	0.36	0.75	(0.40)	—	—	(0.40)	13.82	5.60	[2]	0.75		0.74		2.82		42	9
12-31-2009	13.39	0.46	[1]	0.10	0.56	(0.34)	0.14)	—	(0.48)	13.47	4.21	[2]	0.75		0.75		3.39		1	39
12-31-2008	12.89	0.53	[1]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[2]	0.77		0.77		4.04		1	139
12-31-2007[3]	12.79	0.37	[1]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[2,4]	0.76	[5]	0.76	[5]	4.34	[5]	1	91
SERIES NAV
12-31-2011	13.80	0.43	[1]	0.56	0.99	(0.49)	—	—	(0.49)	14.30	7.18	[2]	0.49		0.49		3.03		1,347	21
12-31-2010	13.46	0.45	[1]	0.33	0.78	(0.44)	—	—	(0.44)	13.80	5.83	[2]	0.50		0.49		3.24		1,357	9
12-31-2009	13.38	0.49	[1]	0.11	0.60	(0.38)	(0.14)	—	(0.52)	13.46	4.47	[2]	0.50		0.50		3.63		1,029	39
12-31-2008	12.87	0.53	[1]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[2]	0.52		0.52		4.04		651	139
12-31-2007	12.57	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[2]	0.52		0.51		4.76		102	91

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

3.	The inception date for Series II is 5-3-07.

4.	Not annualized 5. Annualized.

TOTAL BOND MARKET TRUST B

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
	Income (loss) from investment operations					Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From capital paid- in ($)	Total distributions ($)	Net asset valued, end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
SERIES NAV
12-31-2011	10.15	0.40	[1]	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	[2]	0.53	0.25	3.87	162	21
12-31-2010	9.97	0.41	[1]	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	[2]	0.52	0.25	3.97	165	16
12-31-2009	9.87	0.47	[1]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	[2]	0.52	0.25	4.64	158	29
12-31-2008	9.83	0.50	[1]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	[2]	0.54	0.26	5.07	162	68
12-31-2007	10.17	0.51	[1]	0.18	0.69	(1.03)	—	—	(1.03)	9.83	7.13	[2]	0.53	0.25	5.13	169	38

1.	Based on the average daily shares outstanding.

2.	Total returns would have been lower had certain expenses not been reduced during the periods shown.

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY 11735

To vote by Internet

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Go to website www.proxyvote.com.
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Call 1-800-690-6903.
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate box on the voting instruction card below.
3)	Sign and date the voting instruction card.
4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M48703-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.				For	Against	Abstain

Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of 500 Index Trust into 500 Index Trust B.

(Only shareholders of 500 Index Trust will vote on the Proposal)

Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

M48704-TBD

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

500 INDEX TRUST

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, October 4, 2012, and any adjournments thereof, as indicated on the reverse side and, in their discretion, upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above-referenced fund attributable to your contract values as of August 6, 2012.

VOTING INSTRUCTIONS MUST BE RECEIVED BY OCTOBER 3, 2012 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 4, 2012.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY 11735

To vote by Internet

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Go to website www.proxyvote.com.
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Call 1-800-690-6903.
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate box on the voting instruction card below.
3)	Sign and date the voting instruction card.
4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M48705-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.				For	Against	Abstain

Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of American Blue Chip Income and Growth Trust into American Growth-Income Trust.

(Only shareholders of American Blue Chip Income and Growth Trust will vote on the Proposal)

Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

M48706-TBD

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, October 4, 2012, and any adjournments thereof, as indicated on the reverse side and, in their discretion, upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above-referenced fund attributable to your contract values as of August 6, 2012.

VOTING INSTRUCTIONS MUST BE RECEIVED BY OCTOBER 3, 2012 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 4, 2012.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY 11735

To vote by Internet

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Go to website www.proxyvote.com.
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Call 1-800-690-6903.
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate box on the voting instruction card below.
3)	Sign and date the voting instruction card.
4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M48707-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.				For	Against	Abstain

Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of International Equity Index Trust A into International Equity Index Trust B.

(Only shareholders of International Equity Index Trust A will vote on the Proposal)

Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

M48708-TBD

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

INTERNATIONAL EQUITY INDEX TRUST A

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, October 4, 2012, and any adjournments thereof, as indicated on the reverse side and, in their discretion, upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above-referenced fund attributable to your contract values as of August 6, 2012.

VOTING INSTRUCTIONS MUST BE RECEIVED BY OCTOBER 3, 2012 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 4, 2012.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY 11735

To vote by Internet

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Go to website www.proxyvote.com.
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Call 1-800-690-6903.
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate box on the voting instruction card below.
3)	Sign and date the voting instruction card.
4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M48709-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.				For	Against	Abstain

Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of International Opportunities Trust into International Growth Stock Trust.

(Only shareholders of International Opportunities Trust will vote on the Proposal)

Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

M48710-TBD

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

INTERNATIONAL OPPORTUNITIES TRUST

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, October 4, 2012, and any adjournments thereof, as indicated on the reverse side and, in their discretion, upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above-referenced fund attributable to your contract values as of August 6, 2012.

VOTING INSTRUCTIONS MUST BE RECEIVED BY OCTOBER 3, 2012 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 4, 2012.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY 11735

To vote by Internet

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Go to website www.proxyvote.com.
3)	Follow the instructions provided on the website.

To vote by Telephone

1)	Read the Proxy Statement and have the voting instruction card below at hand.
2)	Call 1-800-690-6903.
3)	Follow the instructions.

To vote by Mail

1)	Read the Proxy Statement.
2)	Check the appropriate box on the voting instruction card below.
3)	Sign and date the voting instruction card.
4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M48711-TBD	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.				For	Against	Abstain

Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Total Bond Market Trust A into Total Bond Market Trust B.

(Only shareholders of Total Bond Market Trust A will vote on the Proposal)

Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

M48712-TBD

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

TOTAL BOND MARKET TRUST A

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern Time, October 4, 2012, and any adjournments thereof, as indicated on the reverse side and, in their discretion, upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above-referenced fund attributable to your contract values as of August 6, 2012.

VOTING INSTRUCTIONS MUST BE RECEIVED BY OCTOBER 3, 2012 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 4, 2012.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

STATEMENT OF ADDITIONAL INFORMATION

Dated: August 27, 2012

This Statement of Additional Information is available to the shareholders of each of the series or funds of John Hancock Variable Insurance Trust (“JHVIT”) listed below as an “Acquired Fund” in connection with the proposed reorganization providing for the combination of each Acquired Fund into the corresponding JHVIT fund listed below as an “Acquiring Fund” (each, a “Reorganization” and, together, the “Reorganizations”):

Acquired Funds		Corresponding Acquiring Funds
500 Index Trust	—	500 Index Trust B
American Blue Chip Income and Growth Trust	—	American Growth-Income Trust
International Equity Index Trust A	—	International Equity Index Trust B
International Opportunities Trust	—	International Growth Stock Trust
Total Bond Market Trust A	—	Total Bond Market Trust B

This Statement of Additional Information is not a prospectus but should be read in conjunction with JHVIT’s Proxy Statement/Prospectus dated August 27, 2012 for the Special Meeting of Shareholders of the Acquired Funds to be held on October 4, 2012. The Proxy Statement/Prospectus, which describes the Reorganizations, may be obtained without charge by writing to JHVIT at the address above or by calling the following toll free telephone number: (800) 344-1029.

Statements of Additional Information of JHVIT dated April 30, 2012, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2011, relating to the Acquired Funds and the Acquiring Funds.

Pro forma Financial Information for each Reorganization.

1

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-94157; 811-04146):

1.	The Statements of Additional Information of JHVIT dated April 30, 2012, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

2.	The Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2011, relating to the Acquired Funds and the Acquiring Funds, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHVIT’s Annual Report to Shareholders dated December 31, 2011 filed with the SEC on Form N-CSR on March 8, 2012, insofar as such financial statements and report relate to the Acquired Funds and the Acquiring Funds.

2

PRO FORMA FINANCIAL INFORMATION

Combination of 500 Index Trust into 500 Index Trust B

The unaudited pro forma information provided herein should be read in conjunction with the annual report of John Hancock Variable Insurance Trust 500 Index Trust and John Hancock Variable Insurance Trust 500 Index Trust B dated December 31, 2011 which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2011 is intended to present ratios and supplemental data as if the merger of the John Hancock Variable Insurance Trust 500 Index Trust or Acquired Fund, into the John Hancock Variable Insurance Trust 500 Index Trust B, or Acquiring Fund, (collectively, the “Funds”) had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired Fund with the Acquiring Fund, a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). The Acquired Fund and the Acquiring Fund are both sub-advised by John Hancock Asset Management (North America).

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. Both the Acquired and Acquiring Fund’s Investment Management fees are: 0.470% of the first $500 million of net assets; and 0.460% of the excess over $500 million.

As of December 31, 2011 the net assets of: (i) the Acquired Fund were $6,039,191,087 and (ii) the Acquiring Fund were $845,367,683. The net assets of the combined fund as of December 31, 2011 would have been $6,884,431,698 reflecting a reduction of $127,072 due to estimated reorganization costs. Investors should be aware that, as of October 1, 2012, the net assets of 500 Index Trust are projected to have decreased due to redemptions by approximately 70% to $1,798,000,000.

On a pro forma basis for the year ended December 31, 2011, the proposed reorganization would result in a $36,092 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $105,984 on a pro forma basis for the year ended December 31, 2011, due to the combined fund reaching an asset breakpoint in the management fee schedule and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

Based upon the projected decrease in net assets noted above, on a pro forma basis for the year ended December 31, 2011, the proposed reorganization would

1

result in a $50,000 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $105,984 on a pro forma basis for the year ended December 31, 2011, due to the combined fund reaching an asset breakpoint in the management fee schedule and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance.

It is anticipated that securities held by the Acquired Fund will not have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds.

The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2011 the 500 Index Trust and the 500 Index Trust B had total capital loss carryforwards of $0 and $15,632,061, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.

The estimated reorganization costs of $127,072 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of American Blue Chip Income and Growth Trust into American Growth-Income Trust

The unaudited pro forma information provided herein should be read in conjunction with the annual report of John Hancock Variable Insurance Trust American Blue Chip Income and Growth Trust and John Hancock Variable Insurance Trust American Growth-Income Trust dated December 31, 2011, which is on file with the SEC and is available at no charge.

2

The unaudited pro forma information set forth below for the period ended December 31, 2011 is intended to present ratios and supplemental data as if the merger of the John Hancock Variable Insurance Trust American Blue Chip Income and Growth Trust, or Acquired Fund, into the John Hancock Variable Insurance Trust American Growth-Income Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired Fund with the Acquiring Fund, a similar fund that also invests in a master fund advised by Capital Research and Management Company.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. Both the Acquired and Acquiring Funds are feeder funds and do not pay advisory fees. However, the Master Blue Chip Income and Growth Fund and the Master Growth-Income Fund, the master funds in which the Acquired Fund and Acquiring Fund, respectively, invest, had effective advisory fee rates of 0.41% and 0.27%, respectively, for the year ended December 31, 2011.

As of December 31, 2011 the net assets of: (i) the Acquired Fund were $249,501,659 and (ii) the Acquiring Fund were $1,050,806,352. The net assets of the combined fund as of December 31, 2011 would have been $1,300,148,653 reflecting a reduction of $159,358 due to estimated reorganization costs.

On a pro forma basis for the year ended December 31, 2011, the proposed reorganization would result in a $380,015 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $29,385 on a pro forma basis for the year ended December 31, 2011, due to the lower management fee schedule of the Acquiring Fund and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance.

As both funds are feeder funds into their respective master funds, the investment in Blue Chip Income and Growth Fund held by the Acquired Fund will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund. However, the Acquired Fund does not expect to incur brokerage commissions or other transaction costs in selling its investment in Blue Chip Income and Growth Fund.

3

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds.

The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2011 the American Blue Chip Income and Growth Trust and the American Growth-Income Trust had total capital loss carryforwards of $7,671,052 and $49,710,242, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.

The estimated reorganization costs of $159,358 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of International Equity Index Trust A into International Equity Index Trust B

The unaudited pro forma information provided herein should be read in conjunction with the annual report of John Hancock Variable Insurance Trust International Equity Index Trust A and John Hancock Variable Insurance Trust International Equity Index Trust B dated December 31, 2011, which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2011 is intended to present ratios and supplemental data as if the merger of the John Hancock Variable Insurance Trust International Equity Index Trust A, or Acquired Fund, into the John Hancock Variable Insurance Trust International Equity Index Trust B, or Acquiring Fund, (collectively, the “Funds”) had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired Fund with the Acquiring Fund, a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). The Acquired Fund and the Acquiring Fund are both sub-advised by SSgA Funds Management.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. Both the Acquired and Acquiring Fund’s Investment Management fees are: 0.550% of the first $100 million of net assets; and 0.530% of the excess over $100 million.

4

As of December 31, 2011 the net assets of: (i) the Acquired Fund were $275,164,630 and (ii) the Acquiring Fund were $273,072,769. The net assets of the combined fund as of December 31, 2011 would have been $548,131,512 reflecting a reduction of $105,887 due to estimated reorganization costs.

On a pro forma basis for the year ended December 31, 2011, the proposed reorganization would result in a $7,990 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $51,955 on a pro forma basis for the year ended December 31, 2011, due to the combined fund reaching an asset breakpoint in the management fee schedule and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance.

It is anticipated that securities held by the Acquired Fund will not have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds.

The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2011 the International Equity Index Trust A and the International Equity Index Trust B had total capital loss carryforwards of $0 and $6,696,233, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.

The estimated reorganization costs of $105,887 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

5

Combination of International Opportunities Trust into International Growth Stock Trust

The unaudited pro forma information provided herein should be read in conjunction with the annual report of John Hancock Variable Insurance Trust International Opportunities Trust and John Hancock Variable Insurance Trust International Growth Stock Trust dated December 31, 2011, which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2011 is intended to present ratios and supplemental data as if the merger of the John Hancock Variable Insurance Trust International Opportunities Trust, or Acquired Fund, into the John Hancock Variable Insurance Trust International Growth Stock Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired Fund with the Acquiring Fund, a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). Both the Acquired Fund and the Acquiring Fund are sub-advised by Invesco Advisers, Inc. As of December 31, 2011, the Acquired Fund was sub-advised by Marsico Capital Management, LLC.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund’s Investment Management fees are as follows: 0.900% of the first $750 million of net assets; 0.850% of the next $750 million of net assets; and 0.800% of the excess over $1.5 billion. The Acquiring Fund’s Investment Management fees are as follows: 0.850% of the first $250 million of net assets; 0.800% of the next $500 million of net assets; and 0.750% of the excess over $750 million.

As of December 31, 2011, the net assets of: (i) the Acquired Fund were $407,067,290 and (ii) the Acquiring Fund were $227,158,899. The net assets of the combined fund as of December 31, 2011 would have been $633,750,382 reflecting a reduction of $475,807 due to estimated reorganization costs and transaction costs. Investors should be aware that, as of October 1, 2012, the net assets of International Opportunities Trust are projected to have decreased due to redemptions by approximately 37% to $256,000,000.

On a pro forma basis for the year ended December 31, 2011, the proposed reorganization would result in a $445,850 decrease in the combined management fees charged and a decrease in combined other operating expenses (including audit fees) of $49,681 on a pro forma basis for the year ended December 31, 2011, due to

6

the lower management fee schedule of the Acquiring Fund and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

Based upon the projected decrease in net assets noted above, on a pro forma basis for the year ended December 31, 2011, the proposed reorganization would result in a $255,214 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $49,681 on a pro forma basis for the year ended December 31, 2011, due to the combined fund reaching an asset breakpoint in the management fee schedule and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance.

The majority of the securities held by the Acquired Fund will be sold in connection with the merger. The estimated transaction costs for these sales are approximately $387,800.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds.

The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2011, the International Opportunities Trust and the International Growth Stock Trust had total capital loss carry forwards of $271,143,178 and $0, respectively. The availability to use the International Opportunities Trust capital loss carry forward of $271,143,178 to offset future capital gains in the Acquiring Fund may be limited.

The estimated reorganization costs of $88,007 (absent portfolio transaction costs of $387,800) incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund and the Acquiring Fund based on respective net asset levels as of April 30, 2012. If the Reorganization is not consummated, the expenses of the Reorganization as to each Fund, as applicable, will be paid by JHIMS.

7

Combination of Total Bond Market Trust A into Total Bond Market Trust B

The unaudited pro forma information provided herein should be read in conjunction with the annual report of John Hancock Variable Insurance Trust Total Bond Market Trust A and John Hancock Variable Insurance Trust Total Bond Market Trust B dated December 31, 2011, which is on file with the SEC and is available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2011 is intended to present ratios and supplemental data as if the merger of the John Hancock Variable Insurance Trust Total Bond Market Trust A, or Acquired Fund, into the John Hancock Variable Insurance Trust Total Bond Market Trust B, or Acquiring Fund, (collectively, the “Funds”) had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired Fund with the Acquiring Fund, a similar fund advised by John Hancock Investment Management Services, LLC (“JHIMS”). The Acquired Fund and the Acquiring Fund are both sub-advised by Declaration Management & Research LLC.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms. Both the Acquired and Acquiring Fund’s Investment Management fees are: 0.470% of the first $1.5 billion of net assets; and 0.460% of the excess over $1.5 billion.

As of December 31, 2011 the net assets of: (i) the Acquired Fund were $1,570,457,808 and (ii) the Acquiring Fund were $161,871,380. The net assets of the combined fund as of December 31, 2011 would have been $1,732,172,286 reflecting a reduction of $156,902 due to estimated reorganization costs. Investors should be aware that, as of October 1, 2012, the net assets of Total Bond Market Trust A are projected to have decreased due to redemptions by approximately 77% to $353,500,000.

On a pro forma basis for the year ended December 31, 2011, the proposed reorganization would result in a $42,900 decrease in the management fees charged, and a decrease in other operating expenses (including custody fees and audit fees) of $58,247 on a pro forma basis for the year ended December 31, 2011, due to the combined fund reaching an asset breakpoint in the management fee schedule and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

Based upon the projected decrease in net assets noted above, on a pro forma basis for the year ended December 31, 2011, the proposed reorganization would

8

result in a $2,549 increase in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $58,247 on a pro forma basis for the year ended December 31, 2011, due to the combined fund reaching an asset breakpoint in the management fee schedule and attaining economies of scale regarding other expenses, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance.

It is anticipated that securities held by the Acquired Fund will not have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds.

The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2011 the Total Bond Market Trust A and the Total Bond Market Trust B had total capital loss carryforwards of $896,972 and $2,472,755, respectively; the availability of which to offset future capital gains, if any, in the Acquiring Fund may be limited.

The estimated reorganization costs of $156,902 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

9